As filed with the Securities and Exchange Commission on March 1, 2001
                                                Securities Act File No. 33-92712
                                        Investment Company Act File No. 811-9050

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                -----------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                         ------

        Pre-Effective Amendment No.                                        X
                                                                         ------

       Post-Effective Amendment No.                                        18
                                                                         ------


REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940                                              X
                                                                         ------
        Amendment No.      22                                               X
                                                                         ------

                                  PICTET FUNDS
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)

                      101 Federal Street, Boston, MA 02110
                    -----------------------------------------
       Registrant's Telephone Number, including Area Code: (617) 535-0525

Name and Address of Agent for Service:                      Copies to:
Gail A. Hanson, Esq.                                        Pamela Wilson, Esq.
PFPC Inc.                                                   Hale and Dorr
101 Federal Street                                          60 State Street
BOS 610                                                     Boston, MA 02109
Boston, Massachusetts  02110

        It is proposed that the filing will become effective:

        -----  immediately upon filing pursuant to paragraph (b)
        -----  on [    ] pursuant to paragraph (b)
        --X-- 60 days after filing pursuant to paragraph (a)(1) ----- 75 days after filing pursuant to paragraph (a)(2) ----- on [ ] pursuant to paragraph (a)(2) of Rule 485

        If appropriate, check the following box:

        ----- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          PICTET EASTERN EUROPEAN FUND
                       PICTET GLOBAL EMERGING MARKETS FUND
                    PICTET INTERNATIONAL SMALL COMPANIES FUND
                           PICTET EUROPEAN EQUITY FUND
                        PICTET INTERNATIONAL EQUITY FUND

                                 [LOGO OMITTED]

                                     PICTET
                                      FUNDS

                                   PROSPECTUS


                                 APRIL 30, 2001


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

[PAGE NUMBERS TO BE UPDATED]

TABLE OF CONTENTS
================================================================================
OVERVIEW

PICTET EASTERN EUROPEAN FUND - RISK/RETURN SUMMARY

Investment goal

Principal investments and strategies

Principal investment risks

Total return

Fees and expenses

PICTET GLOBAL EMERGING MARKETS FUND - RISK/RETURN SUMMARY

Investment goal

Principal investments and strategies

Principal investment risks

Total return

Fees and expenses

PICTET INTERNATIONAL SMALL COMPANIES FUND - RISK/RETURN SUMMARY

Investment goal

Principal investments and strategies

Principal investment risks

Total return

Fees and expenses

PICTET EUROPEAN EQUITY FUND - RISK/RETURN SUMMARY

Investment goal

Principal investments and strategies

Principal investment risks

Fees and expenses

PICTET INTERNATIONAL EQUITY FUND - RISK/RETURN SUMMARY

Investment goal

Principal investments and strategies

Principal investment risks

Fees and expenses

THE FUNDS' INVESTMENTS

INVESTMENT ADVISER

Portfolio management

INVESTMENT AND ACCOUNT POLICIES

Calculation of net asset value

Purchasing fund shares

Exchanges between Pictet Funds

Redeeming fund shares

Dividends, distributions and taxes

Distribution (12b-1) fees

FINANCIAL HIGHLIGHTS

FOR MORE INFORMATION
                                                                      back cover

OVERVIEW

Pictet Funds (the "Trust") offers five investment funds (individually, a "Fund" and collectively, the "Funds"), each with a distinct investment goal and related investment risks. Each Fund is authorized to offer two classes of shares Institutional Class and Retail Class.

The descriptions on the following pages may assist you in choosing the Funds that best meet your investment needs. However, no Fund can guarantee it will meet its investment objective, and no Fund should be relied upon as a complete investment program.


PICTET EASTERN EUROPEAN FUND - RISK/RETURN SUMMARY
================================================================================
INVESTMENT GOAL        Capital appreciation.
      PRINCIPAL        The Fund invests primarily in equity             Europe. The Fund may invest in
    INVESTMENTS        securities of companies located or               companies with small, medium or large market
            AND        conducting a significant amount of               capitalization.
     STRATEGIES        business in Eastern


         EQUITY        Equity securities include common and             Eastern Europe includes:
     SECURITIES        preferred stocks, investment company             o Countries formerly part of the Soviet
                       shares, convertible debt securities,               Union, including the Commonwealth of
                       warrants, subscription rights and                  Independent States, the Baltic States and
                       depositary receipts for foreign stocks.            former CEFTA (Central European Free Trade
                                                                          Agreement) countries.

                                                                        o Emerging countries within both the
                                                                          Mediterranean and Southeastern regions of
                                                                          Europe.
                                                                        In the future, the Fund may include other emerging
                                                                        European countries.


        HOW THE        The adviser uses a "bottom-up" approach in       o Strong or strengthening balance sheets,
        ADVISER        managing the Fund's portfolio. This means          defined as improvements in working net
    SELECTS THE        that the particular stocks selected for            capital over time.
         FUND'S        the portfolio will determine the amount of
    INVESTMENTS        the Fund's investment in each Eastern            o Strong financial ratios.
                       European country. However, the adviser           o Industrial capacity that is undervalued
                       will consider country-specific risks and           on an international basis.
                       the Fund's total exposure to any one             o Ability to generate substantial excess
                       country in deciding whether to invest in           cash flow that may be reinvested in the
                       particular companies.                              company or distributed as dividends to
                                                                          stockholders.
                       In selecting individual stocks, the              Methods used to value companies in more
                       adviser looks for companies with:                developed countries may not apply to
                                                                        Eastern European companies.

      PRINCIPAL        Investors could lose money on their              Negative developments in Eastern Europe
     INVESTMENT        investments in the Fund or the Fund may          include, but are not limited to, the
          RISKS        not perform as well as other investments         following special risks associated with
                       if any of the following occurs:                  emerging market countries. These include:
  AN INVESTMENT        o Foreign or emerging market stock prices        o Greater likelihood of economic,
 IN THE FUND IS          go down generally.                               political or social instability.
     NOT A BANK        o Changes in foreign currency rates              o More volatile stock markets.
 DEPOSIT AND IS          depress the value of the Fund's                o The contagious effect of market or
 NOT INSURED OR          investments.                                     economic setbacks in one country on other
  GUARANTEED BY        o Negative developments in Eastern Europe          emerging market countries.
    THE FEDERAL          disproportionately hurt the companies in       o Possible governmental restrictions on
        DEPOSIT          the Fund's portfolio.                            currency conversions or trading.
      INSURANCE        o Political instability develops in              o Difficulty in accurately valuing
 CORPORATION OR          countries formerly a part of the Soviet          emerging market stocks or selling them at
      ANY OTHER          Union.                                           their fair value, especially in down
     GOVERNMENT        o An adverse event, such as an unfavorable         markets.
        AGENCY.          earnings report, depresses the value of a      o Availability of less information about
                         particular company's stock.                      emerging market companies because of less
                       o The adviser's judgment about country             rigorous accounting and regulatory
                         allocations or the attractiveness, value         standards.
                         or potential appreciation of a particular
                         stock proves to be incorrect.

PICTET EASTERN EUROPEAN FUND
  RISK/RETURN SUMMARY - continued

================================================================================
   TOTAL RETURN        This bar chart indicates the risks of
                       investing in the Fund by showing changes
                       in the Fund's performance from year to
                       year. Past performance does not
                       necessarily indicate how the Fund will
                       perform in the future.

      QUARTERLY                                                         [bar chart]
         RETURN        PICTET EASTERN EUROPEAN FUND                     Total Return (Institutional Class)
                       [TO BE UPDATED]                                  Year ended   Year ended
                       HIGHEST:  [35.21% IN FOURTH QUARTER 1999]        12/31/99       12/31/00
                       LOWEST:  [-31.19% IN THIRD QUARTER 1998]         35.63%            %
                                                                                       ---



                       The table below indicates the risks of
                       investing in the Institutional Class of
                       the Fund by comparing the Fund's average annual total returns for the periods shown to the International Finance Corporation
                       Global Eastern Europe Index, an index
                       composed of 141 stocks covering five
                       markets and the Barings Eastern Europe
                       Index, an index composed of 88 stocks
                       covering four markets. Performance
                       information is not available for the
                       Retail Class since it has not been active for a full year.


                                                      PICTET EASTERN EUROPEAN FUND
                                                      AVERAGE ANNUAL TOTAL RETURNS

                                                     PERIODS ENDED DECEMBER 31, 2000
                                                             [TO  BE  UPDATED]
                       --------------------------------------------------------------------------------------
                                                                          1 YEAR          LIFE OF FUND*
                                                                                          (BEGAN 4/7/98)
                       --------------------------------------------------------------------------------------
                       PICTET EASTERN EUROPEAN FUND
                       (INSTITUTIONAL CLASS)                                   %                     %
                                                                           ----                  ----
                        IFC GLOBAL EASTERN EUROPE INDEX                        %                     %
                                                                           ----                  ----
                        BARINGS EASTERN EUROPE INDEX                           %                     %
                                                                           ----                  ----

-----------------

* The performance of the IFC Global Eastern Europe Index and the Barings Eastern Europe Index is calculated from March 31, 1998.

PICTET EASTERN EUROPEAN FUND
RISK/RETURN SUMMARY - continued
================================================================================

       FEES AND        FOR YEAR ENDED 12/31/00
       EXPENSES        [TO BE UPDATED]

     THIS TABLE
  DESCRIBES THE
       FEES AND
  EXPENSES THAT
 YOU MAY PAY IF
    YOU BUY AND
 HOLD SHARES OF
      THE FUND.

                                                                        INSTITUTIONAL
                                                                           CLASS          RETAIL CLASS+
                       SHAREHOLDER FEES (paid directly from your
                       investment)
                       REDEMPTION FEES FOR SHARES HELD LESS THAN
                       6 MONTHS(1)
                       ------------------------------------------
                       ANNUAL FUND OPERATING EXPENSES
                       (deducted from Fund assets)(2)

                       MANAGEMENT FEES
                       DISTRIBUTION (12B-1) FEES

                       OTHER EXPENSES

                       TOTAL ANNUAL FUND OPERATING EXPENSES

                       (2) AFTER EXPENSE LIMITATION, EXPENSES WERE

                       Management fees
                       DISTRIBUTION (12B-1) FEES

                       Other expenses

                       Total annual Fund operating expenses
                       ==========================================

         + Retail Class did not conduct investment operations during the fiscal year ended December 31, 2000. As a result, the fees and expenses are based on estimated amounts for the current fiscal year.

  THIS  EXAMPLE        The example assumes that:                        Although your actual costs may be higher
 IS INTENDED TO        o You invest $10,000 in the Fund for the         or lower, under these assumptions your
       HELP YOU          time periods indicated.                        costs would be:
    COMPARE THE        o Your investment has a 5% return each
        COST OF          year.

   INVESTING IN        o The Fund's operating expenses remain the       [TO BE UPDATED]
  THE FUND WITH          same.(3)
    THE COST OF        o You redeem your investment at the end of
   INVESTING IN          each period.
   OTHER MUTUAL
         FUNDS.
                                                                        1 YEAR     3    5 YEARS    10
                                                                                 YEARS            YEARS
--------------------------------------------------------------------------------------------------------
         Institutional Class                                              $        $       $        $
--------------------------------------------------------------------------------------------------------
         Retail Class                                                     $        $      N/A      N/A
--------------------------------------------------------------------------------------------------------

                       (1) Please see "Redeeming Fund Shares" on page -----.

                       (3) The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1, 3, 5 and 10 years in the example would be $___, $___, $____ and $____, respectively. Using the net expense calculation, your costs for the Retail Class shares for 1 and 3 years in the example would be $___ and $____, respectively.


PICTET GLOBAL EMERGING MARKETS FUND
  RISK/RETURN SUMMARY
==========================================================================================
INVESTMENT GOAL        Long term growth of capital.

      PRINCIPAL        The  Fund  invests  primarily  in  equity        The Fund normally invests  in at
    INVESTMENTS        securities  of companies in emerging             least 15,  but  never  fewer  than
            AND        market countries.                                eight, emerging market countries.
     STRATEGIES
       EMERGING        Equity securities include common and             Emerging market stocks means equity
         MARKET        preferred stocks, investment company             securities:
       EQUITIES        shares, convertible debt securities,             o That are traded primarily in an
                       warrants, subscription rights and                  emerging market country.
                       depositary receipts for foreign stocks.          o Of companies that derive 50% or more
                                                                          of total revenue from goods or
                       Emerging market countries are those                services produced or sold in emerging
                       identified as developing or emerging               market countries.
                       countries by the World Bank,                     o Of companies organized and with a
                       International Finance Corporation or               principal office in an emerging market
                       United Nations or countries not listed in          country.
                       the Morgan Stanley Capital International
                       World Index.

        HOW THE        In allocating the Fund's assets among            In selecting individual emerging
        ADVISER        emerging market countries, the adviser           market stocks, the adviser looks for
    SELECTS THE        uses a proprietary database to screen for        companies with:
         FUND'S        countries that meet the following                o Current or potential high and stable
    INVESTMENTS        standards:                                         cash generation.
                       o Suitable safe custody of assets and            o Strong, liquid balance sheets.
                         freedom of capital movement.                   o Asset valuations significantly below
                       o A higher than average number of                  replacement cost, or below the average
                         undervalued stocks when comparing the            for its sector on a global basis. The
                         companies against their benchmark values.        adviser will also consider the debt of
                       o A favorable domestic liquidity                   a company.
                         environment.                                   o A high free cash flow relative to
                       o A reasonably liquid and diverse stock            the stock price.
                         market.                                        o In the case of banks, a low stock
                       o A good or improving fiscal balance.              price relative to the asset base,
                       o An undervalued or fairly valued                  combined with a high return on equity.
                         exchange rate, combined with sustainable
                         trade and current account balances.

PICTET GLOBAL EMERGING MARKETS FUND
  RISK/RETURN SUMMARY - continued
================================================================================
      PRINCIPAL        Investors could lose money on their              Emerging market countries and stocks
     INVESTMENT        investments in the Fund or the Fund may          present the following special risks:
          RISKS        not perform as well as other investments
                       if any of the following occurs:                  o Greater likelihood of economic,
  AN INVESTMENT                                                           political or social instability.
 IN THE FUND IS        o Foreign or emerging market stock prices        o More volatile stock markets.
     NOT A BANK          go down generally.                             o The contagious effect of market or
 DEPOSIT AND IS        o Changes in foreign currency rates                economic setbacks in one country on
 NOT INSURED OR          depress the value of the Fund's                  other emerging market countries.
  GUARANTEED BY          investments.                                   o Possible governmental restrictions
    THE FEDERAL        o An adverse event, such as an                     on currency conversions or trading.
        DEPOSIT          unfavorable earnings report, depresses         o Difficulty in accurately valuing
      INSURANCE          the value of a particular company's              emerging market stocks or selling them
 CORPORATION OR          stock.                                           at their fair value, especially in
      ANY OTHER        o The adviser's judgment about country             down markets.
     GOVERNMENT          allocations or the attractiveness, value       o Availability of less information
        AGENCY.          or potential appreciation of a particular        about emerging market companies
                         stock proves to be incorrect.                    because of less rigorous accounting
                                                                          and regulatory standards.
TOTAL RETURN           This bar chart indicates the risks of
                       investing in the Fund by showing changes
                       in the Fund's performance from year to
                       year. Past performance does not
                       necessarily indicate how the Fund will
                       perform in the future.

                                                                        [bar chart]
      QUARTERLY                                                         Total Return (Institutional Class)
         RETURN        PICTET GLOBAL EMERGING MARKETS FUND              Year ended    Year ended  Year ended  Year ended  Year ended
                       [TO BE UPDATED]                                  12/31/96      12/31/97    12/31/98    12/31/99    12/31/00
                       HIGHEST:  [35.70% IN SECOND QUARTER 1999]        8.32%         -11.29%     -23.22%     63.58%      ___%
                       LOWEST:  [-24.97% IN SECOND QUARTER 1998]


PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY - continued
================================================================================

                       The table below indicates the risks of
                       investing in the Institutional Class of
                       the Fund by comparing the Institutional
                       Class of the Fund's average annual total returns for the periods shown to those of the International Finance Corporation Global Composite Index, an index composed of 1,650 stocks covering 27 markets. Performance information is not available for the Retail Class since it has not been active for a full year.


                                               GLOBAL EMERGING MARKETS FUND
                                               AVERAGE ANNUAL TOTAL RETURNS

                                              PERIODS ENDED DECEMBER 31, 2000
                                                       [TO BE UPDATED]


--------------------------------------------------------------------------------
                                                                 1 Year                     5      LIFE OF FUND**
                                                                                          YEAR     (BEGAN 10/4/95)
--------------------------------------------------------------------------------

                       PICTET GLOBAL EMERGING MARKETS FUND
                       (INSTITUTIONAL CLASS)
                       IFC GLOBAL COMPOSITE INDEX

       FEES AND        FOR YEAR ENDED 12/31/00
       EXPENSES

     THIS TABLE        [TO BE UPDATED]
  DESCRIBES THE
       FEES AND
  EXPENSES THAT
 YOU MAY PAY IF
    YOU BUY AND
 HOLD SHARES OF
      THE FUND.


                                                                        INSTITUTIONAL     RETAIL CLASS+
                                                                           CLASS

                       SHAREHOLDER FEES (paid directly from your
                       investment)
                       Redemption fees for shares held less than
                       6 months(1)
                       ---------------------------------------------------------
                       ANNUAL FUND OPERATING EXPENSES (deducted
                       from Fund assets)2

                       MANAGEMENT FEES
                       DISTRIBUTION (12B-1) FEES

                       OTHER EXPENSES

                       TOTAL ANNUAL FUND OPERATING EXPENSES

                       (2) AFTER EXPENSE LIMITATION, EXPENSES WERE

                       Management fees

                       Distribution (12b-1) fees

                       Other expenses

                       Total annual Fund operating expenses
                       =========================================================

----------------
** The performance of the IFC Global Composite Index is calculated from September 30, 1995.
(1) Please see "Redeeming Fund Shares" on page ----.

                       + Retail Class did not conduct investment operations during the fiscal year ended December 31, 2000. As a result, the fees and expenses are based on estimated amounts for the current fiscal year.




  THIS  EXAMPLE        The example assumes that:                        Although your actual costs may be higher or lower,
 IS INTENDED TO        o You invest $10,000 in the Fund for the         under these assumptions your costs would be:
       HELP YOU          time periods indicated.
    COMPARE THE        o Your investment has a 5% return each
        COST OF          year.
   INVESTING IN        o The Fund's operating expenses remain
  THE FUND WITH          the same.(3)
    THE COST OF        o You redeem your investment at the end of
   INVESTING IN          each period.
   OTHER MUTUAL
         FUNDS.

                                                                        1 YEAR    3      5 YEARS     10
                                                                                YEARS               YEARS
---------------------------------------------------------------------------------------------------------
                       Institutional Class                                $       $         $         $
---------------------------------------------------------------------------------------------------------
                       Retail Class                                       $       $        N/A       N/A
---------------------------------------------------------------------------------------------------------
                       (3)The example is calculated using gross
                       expenses. Using the net expense
                       calculation, your costs for the
                       Institutional Class shares for 1, 3, 5
                       and 10 years in the example would be
                       $___, $___, $____ and $____,
                       respectively. Using the net expense
                       calculation, your costs for the Retail
                       Class shares for 1 and 3 years in the
                       example would be $___ and $____,
                       respectively.


PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY

================================================================================
     INVESTMENT        Long term growth of capital.
           GOAL

     PRINCIPAL         The Fund invests primarily in equity             and large capitalization companies.
    INVESTMENTS        securities of companies with small market        The Fund normally invests in at least
 AND STRATEGIES        capitalizations located outside the              three countries other than the U.S.
                       United States. The Fund may invest up to
                       35% of its assets in medium

EQUITY                 Equity securities include common and             as the bottom 20% of U.S. publicly
SECURITIES             preferred stocks, investment company             traded companies, as measured by their
                       shares, convertible debt securities,             market capitalizations. These small
                       warrants, subscription rights and                cap companies usually have individual
                       depositary receipts for foreign stocks.          market capitalizations of $1 billion
                                                                        or less, but may be larger. Foreign
                       The Fund considers companies to be small         small cap companies may rank above the
                       cap companies if they are in the same            bottom 20% or even among the largest
                       size range                                       capitalization companies in their own
                                                                        countries' markets.

HOW THE ADVISER        In allocating the Fund's assets among            In selecting individual stocks, the
SELECTS THE FUND'S     countries, regions and currencies, the           adviser uses a "bottom-up" approach
INVESTMENTS            adviser uses a "top-down" approach. This         that focuses on evaluating individual
                       involves using a proprietary,                    small cap companies. The adviser has
                       quantitative model to evaluate more than         access to information on approximately
                       40 countries based on such factors as:           8,000 companies and maintains a
                       o Economic trends, including the                 proprietary database on a further 800
                         direction of interest rates and                companies. The adviser looks for high
                         industrial production capacity                 quality, growth-oriented companies
                         constraints.                                   with the following characteristics:
                       o Equity and fixed income market                 o Reasonable valuations and relatively
                         valuations.                                      inexpensive stock prices. o Strong
                       o Current market liquidity.                        balance sheets and surplus
                                                                          net income.
                                                                        o Profitability ratios that are
                                                                          above-average for a company's market
                                                                        or sector.

================================================================================
PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY - CONTINUED
================================================================================


      PRINCIPAL        Investors could lose money on their              o A decline in the value of foreign
     INVESTMENT        investments in the Fund or the Fund may            currencies relative to the U.S. dollar
          RISKS        not perform as well as other investments           will reduce the value of securities
                       if any of the following occurs:                    denominated in those currencies.
  AN INVESTMENT        o Foreign stock prices go down generally.        o Small cap companies may have limited
 IN THE FUND IS        o An adverse event, such as an                     product lines, markets and financial
     NOT A BANK          unfavorable earnings report, depresses           resources. They may have shorter
 DEPOSIT AND IS          the value of a particular company's              operating histories and more volatile
 NOT INSURED OR          stock.                                           businesses.
  GUARANTEED BY        o The adviser's judgment about country           o The prices of foreign small cap
    THE FEDERAL          allocations or the attractiveness, value         stocks tend to be more volatile than
        DEPOSIT          or potential appreciation of a particular        the prices of other stocks.
      INSURANCE          stock proves to be incorrect.                  o The stock market may temporarily
 CORPORATION OR                                                           favor large cap over small cap stocks.
      ANY OTHER        Investing in small cap foreign companies         o Foreign securities and small cap
     GOVERNMENT        involves special risks, which are more             stocks are sometimes less liquid and
        AGENCY.        severe in certain emerging market                  harder to value than securities of
                       countries.                                         U.S. issuers or large cap stocks.
                       o There may be unfavorable foreign
                         government actions, political or economic
                         instability or less accurate information
                         about foreign companies.

================================================================================
PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY - CONTINUED
================================================================================

  TOTAL RETURN         This bar chart indicates the risks of
                       investing in the Fund by showing changes
                       in the Fund's performance from year to
                       year. Past performance does not
                       necessarily indicate how the Fund will
                       perform in the future.



      QUARTERLY        PICTET INTERNATIONAL SMALL COMPANIES FUND        [bar chart]
         RETURN        [TO BE UPDATED]                                  Total Return (Institutional Class)
                       HIGHEST:  [44.70% IN FOURTH QUARTER 1999]        Year ended          Year ended    Year ended   Year ended
                       LOWEST:  [-16.99% IN THIRD QUARTER 1998]         12/31/97            12/31/98      12/31/99     12/31/00
                                                                        -7.68%              5.35%         86.45%       ---%




                       The table below indicates the risks of
                       investing in the Institutional Class of
                       the Fund by comparing the Institutional
                       Class of the Fund's average annual total returns for the periods shown to the HSBC
                       James Capel World excluding U.S. Small
                       Companies Index, an index composed of
                       1,200 smaller company stocks covering 21 markets and the Financial Times/S&P World ex-U.S. Medium-Small Cap Index, an index which represents the bottom 25% of the Financial Times/S&P World Index in terms of market capitalization. Performance information is not available for the Retail Class since it has not been active for a full year.


-------------------------------------------------------------------------------------------------
                                            INTERNATIONAL SMALL COMPANIES FUND
                                               AVERAGE ANNUAL TOTAL RETURNS

                                             PERIODS ENDED DECEMBER 31, 2000
                                                        [TO BE UPDATED]

                                                                        1 Year   LIFE OF FUND***
                                                                                 (BEGAN 2/7/96)
-------------------------------------------------------------------------------------------------

                       PICTET INTERNATIONAL SMALL COMPANIES FUND
                       (INSTITUTIONAL CLASS)                              %             %
                       HSBC JAMES CAPEL WORLD EXCLUDING U.S.
                       SMALL COMPANIES INDEX                              %             %
                       FINANCIAL TIMES/S&P WORLD EX-U.S.
                       MEDIUM-SMALL CAP INDEX                             %             %

---------
*** The performance of the HSBC James Capel World excluding U.S. Smaller
    Companies Index and the Financial Times/S&P World ex-U.S. Medium-Small
    Cap Index is calculated from January 31, 1996.

================================================================================
PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY - CONTINUED
================================================================================



       FEES AND        FOR YEAR ENDED 12/31/00
       EXPENSES

     THIS TABLE
  DESCRIBES THE
       FEES AND
  EXPENSES THAT
 YOU MAY PAY IF
    YOU BUY AND
 HOLD SHARES OF
      THE FUND.


                                                                        INSTITUTIONAL     RETAIL CLASS+
                                                                            CLASS
                       SHAREHOLDER FEES (paid directly from your
                       investment)
                       REDEMPTION FEES FOR SHARES HELD LESS THAN
                       6 MONTHS(1)
                       ANNUAL FUND OPERATING EXPENSES
                       (deducted from Fund assets)(2)

                       MANAGEMENT FEES

                       DISTRIBUTION (12B-1) FEES

                       OTHER EXPENSES

                       TOTAL ANNUAL FUND OPERATING EXPENSES

                       (2) AFTER EXPENSE LIMITATION, EXPENSES
                       WERE

                       Management fees

                       Distribution (12b-1) fees

                       Other expenses

                       Total annual Fund operating expenses

                       + Retail Class did not conduct investment operations during the fiscal year ended
                       December 31, 2000. As a result, the fees and expenses are based on estimated amounts for the current fiscal year.


   THIS EXAMPLE        The example assumes that:                        Although your actual costs may be
 IS INTENDED TO        o You invest $10,000 in the Fund for the         higher or lower, under these
       HELP YOU          time periods indicated.                        assumptions your costs would be:
    COMPARE THE        o Your investment has a 5% return each
        COST OF          year.
   INVESTING IN        o The Fund's operating expenses remain
  THE FUND WITH          the same.(3)
    THE COST OF        o You redeem your investment at the end
   INVESTING IN          of each period.
   OTHER MUTUAL
         FUNDS.

                                                                              1 YEAR     3      5 YEARS      10
                                                                                       YEARS                YEARS
---------------------- ----------------------------------------------------- -------- -------- ---------- ----------
                       Institutional Class                                      $        $         $          $
---------------------- ----------------------------------------------------- -------- -------- ---------- ----------
                       Retail Class                                             $        $        N/A        N/A
---------------------- ----------------------------------------------------- -------- -------- ---------- ----------
                       (1) Please see "Redeeming Fund Shares" on
                       page _____.

                       (3) The example is calculated using gross expenses. Using the net expense calculation, your costs for the
                       Institutional Class shares for 1, 3, 5
                       and 10 years in the example would be
                       $___, $___, $____

                                       15

                       and $____, respectively. Using the net
                       expense calculation, your costs for the
                       Retail Class shares for 1 and 3 years in the example would be $___ and $____, respectively.


PICTET EUROPEAN EQUITY FUND
RISK/RETURN SUMMARY
================================================================================


INVESTMENT GOAL        Long term growth of capital.

      PRINCIPAL        The Fund pursues its objective by                companies located in, or which conduct a
    INVESTMENTS        investing in a diversified portfolio of          significant amount of their business in,
 AND STRATEGIES        equity securities of                             Europe.

       EUROPEAN        Equity securities include common and             The Fund may invest in the following
       EQUITIES        preferred stocks, investment company             European Countries: Austria, Belgium,
                       shares, convertible debt securities,             Czech Republic, Denmark, Finland, France,
                       warrants, subscription rights and                Germany, Greece, Hungary, Ireland, Italy,
                       depositary receipts for foreign stocks.          Luxembourg, Netherlands, Norway, Poland,
                                                                        Portugal, Spain, Sweden, Switzerland,
                                                                        Turkey and the United Kingdom.

        HOW THE        The process of economic convergence and          research into the relevant industry to
        ADVISER        monetary union across Europe implies that        ascertain its growth and pricing
    SELECTS THE        it is more appropriate to consider the           dynamics, as well as the strength of the
         FUND'S        region as a block rather than a                  company's competitive position within the
    INVESTMENTS        collection of individual markets. Our            industry. The following attributes are
                       process therefore focuses upon                   particularly pertinent when assessing a
                       fundamental stock selection within a             possible candidate company:
                       strategic sector framework.

                       Each stock in the investable universe is         o High quality sustainable business
                       classified into sectors which correspond           franchise.
                       to the sectors identified by the Index.          o Proven management ability to achieve
                       Stocks are also defined within three               cost control and efficiency.
                       broad categories: Economic sensitives            o The company's ability to generate free
                       (where turnover is closely related to the          cash flow, defined as gross cash flow
                       level of GDP in the markets in which it            (net profit and depreciation) minus
                       operates), Organic Growth (where turnover          capex, minus the change in working
                       grows at rates above GDP and is less               capital.
                       dependent upon it). Finally interest rate
                       sensitives, where performance is impacted
                       by the direction of interest rate
                       movements and level of interest rates.

                       In selecting individual stocks, the              Country weights, monitored as a means of
                       adviser's primary analysis focuses on a          risk control, are defined as the level of
                       distinct set of fundamental criteria.            exposure of the portfolio to a country
                       This includes in-depth                           and are controlled through the use of
                                                                        defined ranges around a neutral benchmark
                                                                        position. A portfolio with a neutral
                                                                        position would have the same country
                                                                        weighting as the index.


================================================================================
PICTET EUROPEAN EQUITY FUND
RISK/RETURN SUMMARY - CONTINUED
================================================================================


      PRINCIPAL       Investors could lose money on their              o An adverse event, such as an unfavorable
     INVESTMENT       investments in the Fund or the Fund may            earnings report, depresses the value of a
          RISKS       not perform as well as other investments           particular company's stock.
                      if any of the following occurs:
                                                                       o The adviser's judgment about country and
                      o Foreign stock prices go down generally.          industry allocations or the
                      o Changes in foreign currency rates                attractiveness, value or potential
                        depress the value of the Fund's                  appreciation of a particular stock proves
                        investments.                                     to be incorrect.
                      o Negative developments in Europe
                        disproportionately hurt the companies in
                        the Fund's portfolio.


                      The following performance information is         The European composite's historical
                      the performance of a European composite          performance is not indicative of the
                      managed by Pictet. The composite is made         future performance of Pictet European
          TOTAL       up of institutional equity portfolios            Equity Fund.
     RETURNS OF       under Pictet's discretionary management.
      COMPOSITE       The portfolios of the European composite         The portfolio performance returns were
        ACCOUNT       have substantially the same investment           calculated using Modified Dietz
                      objectives, policies and strategies as           Methodology (the monthly total return is
                      those of Pictet European Equity Fund. As         calculated by the gain or loss on the
                      of December 31, 2000, Pictet managed more        portfolio plus income divided by the
                      than $___ million in Pan European                portfolio mean). The portfolio returns
                      equities.                                        are market capitalization weighted to
                                                                       create monthly composite returns which
                                                                       are geometrically linked on a monthly
                                                                       basis to create longer time periods.







                                                             [TO BE UPDATED]

                       1992       1993        1994         1995         1996          1997           1998        1999     2000

EUROPEAN COMPOSITE     -5.02%     32.65%      10.23%       25.50%       30.46%        23.20%         29.28%     16.42%
MSCI EUROPE INDEX(3)   -4.24%     29.79%      2.66%        22.13%       21.57%        24.20%         28.91%     16.23%


NOTE:  In May 1996,  the adviser  appointed  Scott  Jaffray and Matthew Tee from
Norwich Union, a large UK insurance company. Scott joined as Director and head of the European team, and Matthew as Senior Investment Manager, European team.
In  February  1997,  Stephen  Burrows,  the third  member of the  Norwich  Union
European Team also joined the adviser. Alessandro Lunghi joined the team in June
1999 from  Goldman  Sachs.  In  November  1999 Mike  O'Hara  joined  from Murray
Johnstone.  The figures  shown above  represent a composite  of the  Continental
European performance that they achieved at Norwich Union together with Pictet's own UK equity performance to May 1996. From June 1996 to date, performance shown is for the Pan European composite managed by this team. In compiling the above, a key objective was to show the historical performance of the team members who are currently managing the adviser's European equities accounts.

-----------
(3) The Morgan Stanley Capital International Europe Index is a market capitalization weighted index that is designed to represent the performance of developed stock markets in Europe. The index includes equity securities of companies domiciled in 15 European countries.

                       Performance would be reduced if advisory         Since the above returns were not
                       accounts held cash positions or had              calculated for they are not based on
                       inflows and outflows of cash to the same         SEC performance standards Performance
                       extent as the Funds. In addition,                calculations based on SEC standards
                       advisory accounts are not subject to             been different.
                       Investment Company Act investment
                       restrictions nor to the provisions of the
                       Internal Revenue Code relating to
                       regulated investment companies. These
                       restrictions and provisions could have
                       had an adverse effect on performance.

       FEES AND        "Other Expenses" is based on estimated
       EXPENSES        amounts for the current fiscal year.
                       Acutal expenses may be greater or less
                       than such estimates.


     THIS TABLE        [TO BE UPDATED]
  DESCRIBES THE
       FEES AND
  EXPENSES THAT
 YOU MAY PAY IF
    YOU BUY AND
 HOLD SHARES OF
      THE FUND.


                                                                        INSTITUTIONAL     RETAIL CLASS
                                                                        CLASS
                       SHAREHOLDER FEES (paid directly from your
                       investment)
                       REDEMPTION FEES FOR SHARES HELD LESS THAN
                       6 MONTHS(1)

                       ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)(2)

                       MANAGEMENT FEES
                       DISTRIBUTION (12B-1) FEES

                       OTHER EXPENSES

                       TOTAL ANNUAL FUND OPERATING EXPENSES

                       (2) AFTER EXPENSE LIMITATION, EXPENSES
                       WERE

                       Management fees
                       DISTRIBUTION (12B-1) FEES

                       Other Expenses

                       Total annual Fund operating expenses



  THIS  EXAMPLE        The example assumes that:                        Although your actual costs may be higher
 IS INTENDED TO        o You invest $10,000 in the Fund for the         or lower, under these assumptions your
       HELP YOU          time periods indicated.                        costs would be:
    COMPARE THE        o Your investment has a 5% return each
        COST OF          year.                                          [TO BE UPDATED]
   INVESTING IN        o The Fund's operating expenses remain the
       THE FUND          same. (3)
  WITH THE COST        o You redeem your investment at the end of
   OF INVESTING          each period.
IN OTHER MUTUAL
         FUNDS.


                                                                        1 YEAR      3    5 YEARS    10
                                                                                  YEARS            YEARS

                       Institutional Class                                $         $       N/A     N/A

                       Retail Class                                       $         $       N/A     N/A

(1) Please see "Redeeming Fund Shares" on page -----.


(3) The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1 and 3 years in the example would be $--- and $---, respectively. Using the net expense calculation, your costs for the Retail Class shares for 1 and 3 years in the example would be $--- and $---, respectively.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY
================================================================================


INVESTMENT GOAL        Long term growth of capital.

      PRINCIPAL        The Fund invests primarily in equity             Index (MSCI EAFE Index) the benchmark
    INVESTMENTS        markets listed in the Morgan Stanley             against which the Fund measures its
AND  STRATEGIES        Capital International Europe, Australasia        portfolio.
                       and Far East

         EQUITY        Equity securities include common and             interests in government owned or
     SECURITIES        preferred stocks, investment company             controlled enterprises and depositary
                       shares, convertible debt securities,             receipts for foreign stocks.
                       warrants, subscription rights,

HOW THE ADVISER        The investment process consists of three         The adviser carries out a detailed
    SELECTS THE        stages plus risk controls. These are:            assessment of liquidity and valuation
         FUND'S                                                         conditions in major markets on a weekly
    INVESTMENTS        o Regional asset allocation.                     basis. This involves examination of
                       o Sector based strategy within regions.          hundreds of individual data series
                       o Stock selection.                               including, for example, economic
                                                                        statistics produced each month, aggregate
                       In allocating the Fund's assets among            forecasts for corporate earnings etc and
                       regions, the adviser uses a proprietary          the re-organization of these into "major
                       "top-down" approach. Regional allocation         factors" in order that they can be scored
                       is dictated by two very strong beliefs:          in an objective manner. Major factors
                                                                        range from specific individual factors
                       o Liquidity is the prime driving force of        classified as important in measuring
                         financial asset prices.                         liquidity or valuation (e.g. the movement
                       o Valuation, principally measured by             in short term interest rates in a
                         reference to the yield on its long-term        particular country) to broad factors such
                         government debt (i.e. earnings yield/bond      as overall economic liquidity which may
                         yield, cashflow yield/bond yield), is an       derive from a number of underlying
                         important but subsidiary factor- with          economic variables such as money supply
                         liquidity the primary factor in the            growth, inflation and industrial
                         analysis.                                      production. The scores derived form the
                                                                        central tool in the adviser's top down
                       The best opportunities occur in markets          asset allocation decision making process.
                       where liquidity and valuation are both
                       positive. Where the two are in conflict,
                       liquidity is almost always the dominant
                       factor.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - CONTINUED
================================================================================

                       In the second stage of the process,              o High quality, sustainable business
                       sectors are classified into three broad            franchise.
                       categories: economic sensitive, organic          o Proven management capability,
                       growth and interest rate sensitive. The            particularly regarding cost control and
                       sector strategy for each region is                 efficiency.
                       determined by identifying the position of        o The company's capacity to generate free
                       the regional economy along the economic            cashflow, defined as gross cash flow (net
                       cycle. Once the position along the cycle           profit and depreciation) minus capex,
                       has been established, specific weightings          minus the change in working capital.
                       (i.e. under/overweights relative to the
                       benchmark) within each broad category are        The adviser focuses on large
                       targeted for each region. Each broad             capitalization stocks which constitute
                       category of sectors has a tendency to            approximately 70% to 80% of the
                       perform differently at various stages of         portfolio.
                       the economic cycle.

                       In selecting individual stocks, the
                       adviser's primary analysis focuses on a
                       distinct set of fundamental criteria.
                       This includes in-depth research into the relevant industry to ascertain its growth and pricing dynamics, as well as the strength of the company's competitive position within the industry. The following attributes are particularly significant when assessing a possible candidate company:


      PRINCIPAL        Investors could lose money on their              o An adverse event, such as an
     INVESTMENT        investments in the Fund or the Fund may            unfavorable earnings report, depresses
          RISKS        not perform as well as other investments           the value of a particular company's
                       if any of the following occurs:                    stock.
                                                                        o The adviser's judgment about region,
  AN INVESTMENT        o Foreign stock prices go down generally.          country or sector allocations or the
    IN THE FUND        o Changes in foreign currency rates                attractiveness, value or potential
  IS NOT A BANK          depress the value of the Fund's                  appreciation of a particular stock proves
 DEPOSIT AND IS          investments.                                     to be incorrect.
 NOT INSURED OR
     GUARANTEED
 BY THE FEDERAL
       DEPOSIT
      INSURANCE
 CORPORATION OR
      ANY OTHER
     GOVERNMENT
        AGENCY.

          TOTAL
     RETURNS OF
PENSION ACCOUNT


                       The following performance information is         Although similar to Pictet International
                       the performance of a pension account             Equity Fund, the pension account is a
                       managed by Pictet which has substantially        separate portfolio and its historical
                       the same investment objectives, policies         performance is not indicative of the
                       and strategies as those of Pictet                future performance of Pictet
                       International Equity Fund. As of December        International Equity Fund. Share prices
                       31, 2000, Pictet managed more than $__           and investment returns will fluctuate,
                       million in international equities.               reflecting market conditions as well as
                                                                        changes in company-specific fundamentals
                                                                        of portfolio securities.





                                                      [TO BE UPDATED]

                                                                  1996              1997      1998      1999      2000

                                       22

                       INTERNATIONAL PENSION ACCOUNT               9.42%            5.12%     24.42%    28.84%
                       MSCI EAFE INDEX(4)                          6.36%            2.06%     20.33%    27.30%


                       Performance would be reduced if advisory         Since the above returns were not
                       accounts held cash positions or had              calculated for mutual funds, they are not
                       inflows and outflows of cash to the same         based on SEC performance standards.
                       extent as the Funds. In addition,                Performance calculations based on SEC
                       advisory accounts are not subject to             standards would have been different.
                       Investment Company Act investment
                       restrictions nor to the provisions of the
                       Internal Revenue Code relating to
                       regulated investment companies. These
                       restrictions and provisions could have
                       had an adverse effect on performance.
--------------
(4) The Morgan Stanley Capital International Europe, Australasia
and Far East (EAFE) Index is a market capitalization weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. The index included equity securities of companies domiciled in 21
countries.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - CONTINUED
================================================================================


       FEES AND        "Other Expenses" is based on estimated amounts for the current
       EXPENSES        fiscal year. Actual expenses may be greater or less than such estimates.

     THIS TABLE        [TO BE UPDATED]
  DESCRIBES THE
       FEES AND
  EXPENSES THAT
 YOU MAY PAY IF
    YOU BUY AND
 HOLD SHARES OF
      THE FUND.




                                                                        INSTITUTIONAL     RETAIL CLASS
                                                                        CLASS
                       SHAREHOLDER FEES (paid directly from your
                       investment)
                       Redemption fees for shares held less than
                       6 months(1)

                       ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)(2)

                       MANAGEMENT FEES

                       DISTRIBUTION (12B-1) FEES

                       OTHER EXPENSES

                       TOTAL ANNUAL FUND OPERATING EXPENSES

                       (2) AFTER EXPENSE LIMITATION, EXPENSES
                       WERE

                       Management fees

                       DISTRIBUTION (12B-1) FEES

                       Other expenses

                       Total annual Fund operating expenses



  THIS  EXAMPLE        The example assumes that:                        Although your actual costs may be higher
 IS INTENDED TO        o You invest $10,000 in the Fund for the         or lower, under these assumptions your
       HELP YOU          time periods indicated.                        costs would be:
    COMPARE THE        o Your investment has a 5% return each
        COST OF          year.
   INVESTING IN        o The Fund's operating expenses remain
  THE FUND WITH          the same. (3)
    THE COST OF        o You redeem your investment at the end
   INVESTING IN          of each period.
   OTHER MUTUAL
         FUNDS.

                                                                        1 YEAR       3       5 YEARS     10
                                                                                  YEARS                YEARS
                       Institutional Class                                 $        $         N/A       N/A

                       Retail Class                                        $        $         N/A       N/A

(1) Please see "Redeeming Fund Shares" on page ----.

(3) The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1 and 3 years in the example would be $___ and $____, respectively. Using the net expense calculation, your costs for the Retail Class shares for 1 and 3 years in the example would be $___ and $____, respectively.


  THE FUNDS' INVESTMENTS
================================================================================


     DEPOSITARY        Depositary receipts are securities issued        Depositary Receipts, European Depositary
       RECEIPTS        by banks and other financial institutions        Receipts, Global Depositary Receipts and
                       that represent interests in the stocks of        Russian Depositary Certificates.
                       foreign companies. They include American

    CONVERTIBLE        Convertible securities are fixed-income          of common stock. Convertible securities
     SECURITIES        securities that may be converted at              have general characteristics similar to
                       either a stated price or stated rate into        both fixed-income and equity securities.
                       underlying shares

  WARRANTS  AND        Warrants  and  subscription rights entitle         set price.
   SUBSCRIPTION        the holder to acquire the stock of a company
         RIGHTS        at a

           DEBT        Each Fund may invest up to 35% of its            Securities are investment grade if they:
     SECURITIES        assets in investment grade debt                  o Are rated in one of the top four
                       securities of U.S. and foreign corporate           long-term rating categories of a
                       and governmental issuers. These may                nationally recognized statistical rating
                       include all types of debt securities of            organization.
                       any maturity.                                    o Have received a comparable short-term
                                                                          or other rating.
                       The value of debt securities will go down        o Are unrated securities that the adviser
                       if interest rates go up, or the issuer of          believes to be of comparable quality.
                       the security has its credit rating
                       downgraded or defaults on its obligation         A Fund's credit standards also apply to
                       to pay principal or interest.                    counterparties to OTC derivative
                                                                        contracts.

      DEFENSIVE        Each Fund may depart from its principal          market and short-term debt securities. If
    INVESTMENTS        investment strategies in response to             a Fund takes a temporary defensive
                       adverse market conditions by taking              position, it may be unable to achieve its
                       temporary defensive positions in all             investment goal.
                       types of money

    DERIVATIVES        Each Fund may, but is not required to,           Even a small investment in derivative
    AND HEDGING        use derivative contracts for any of the          contracts can have a big impact on a
     TECHNIQUES        following purposes:                              Fund's stock market or currency exposure.
                       o To hedge against the economic impact of        Therefore, using derivatives can
                         adverse changes in the market value of         disproportionately increase losses and
                         its securities, because of changes in          reduce opportunities for gains when stock
                         stock market prices or currency exchange       prices or currency rates are changing.
                         rates.
                       o As a substitute for buying or selling
                         securities or currencies.

                       Derivative contracts include options and         A Fund may not fully benefit from or may
                       futures on securities, securities indices        lose money on derivatives if changes in
                       or currencies; options on these futures;         their value do not correspond accurately
                       forward currency contracts; and currency         to changes in the value of a Fund's
                       swaps. Derivative contracts are valued on        holdings. The other parties to
                       the basis of the value of the underlying         over-the-counter derivative contracts
                       securities. A derivative contract will           present the same types of default risk as
                       obligate or entitle a Fund to deliver or         issuers of fixed income securities.
                       receive an asset or cash payment based on        Derivatives can also make a Fund less
                       the change in value of one or more               liquid and harder to value, especially in
                       securities, currencies or indices.               declining markets.


                                       25

       EMERGING        The European Equity Fund and
        MARKETS        International Equity Fund may invest up
                       to 5% of assets in emerging market
                       securities.



      PORTFOLIO        Each Fund may engage in active and               Frequent trading also increases
       TURNOVER        frequent trading. This may lead to the           transaction costs, which could detract
                       realization and distribution to                  from a Fund's performance.
                       shareholders of higher capital gains,
                       which would increase their tax liability.

    EACH FUND'S        Each Fund's goal is non-fundamental so           approval of the Fund's shareholders. A
INVESTMENT GOAL        that the board of trustees may change the        Fund might not succeed in achieving its
                       investment goal of a Fund without                goal.
                       obtaining the


  INVESTMENT ADVISER
================================================================================


    EACH FUND'S        The adviser provides investment advice          [TO BE UPDATED]
     INVESTMENT        and portfolio management services to each       Established in 1980, the adviser
     ADVISER IS        Fund. Under the supervision of the board        currently manages approximately $__
         PICTET        of trustees, the adviser makes each             billion of assets for more than ___
  INTERNATIONAL        Fund's day-to-day investment decisions,         accounts. The adviser focuses on managing
     MANAGEMENT        arranges for the execution of portfolio         international fixed income and equity
        LIMITED        transactions and makes available the            portfolios for U.S. and international
                       research services of its portfolio              institutional clients. Its address is
                       managers and security analysts.                 Tower 42, Level 37, 25 Old Broad Street,
                                                                       London, EC2N 1HQ, United Kingdom. The
                       [TO BE UPDATED]                                 adviser is both registered as a U.S.
                       During the year ended December 31, 2000,        investment adviser and regulated in the
                       the Eastern European Fund and                   United Kingdom by the Investment
                       International Small Companies Fund each         Management Regulatory Organisation.
                       paid the adviser [no advisory fee]. The
                       Global Emerging Markets Fund, European
                       Equity Fund and International Equity Fund
                       paid the adviser an advisory fee equal to
                       [1.03%, 0.75% and 0.75%] of the Fund's
                       average daily net assets, respectively.
                       The adviser has agreed to cap each Fund's        The adviser is an affiliate of Pictet &
                       total annual operating expenses at no            Cie, a Swiss private bank that was
                       more than [2.00%, 1.70%, 1.20%, ___% and         founded in 1805. As of December 31, 2000,
                       ___%] annually of the Eastern European           Pictet & Cie managed over [$___] billion
                       Fund's, Global Emerging Markets Fund's,          of assets for institutional and private
                       International Small Companies Fund's,            clients. Pictet & Cie is owned by eight
                       European Equity Fund's and International         partners.
                       Equity Fund's average daily net assets,
                       respectively. These caps do not apply to
                       brokerage commissions, taxes, interest
                       and litigation, indemnification and other
                       extraordinary expenses. These expense
                       caps can be revoked after sufficient
                       notice at any time. The Retail Class of
                       the Funds will pay a portion of the fees
                       associated with participation in various
                       network programs.

        EASTERN        NAMES OF MANAGERS                                POSITIONS DURING LAST FIVE YEARS
EUROPEAN FUND'S        (HOW LONG ON FUND TEAM)
      PORTFOLIO
     MANAGEMENT
           TEAM

                       Jura Ostrowsky                                   Senior investment manager of the adviser,
                       (since 1998)                                     on the emerging markets team, with
                                                                        special responsibility for Russia and the
                                                                        former Soviet Union republics.

                       Jack Arnoff                                      Investment manager specializing in the
                       (since 1998)                                     markets of the former Soviet Union and
                                                                        Eastern Europe. Before joining Pictet
                                                                        International Management Limited
                                                                        ("Pictet") in 1998, he was an associate
                                                                        with Schooner Capital (Boston) working on
                                                                        venture capital projects in Bulgaria,
                                                                        Romania, Ukraine and Poland. He has also
                                                                        consulted for Bulgarian banks on
                                                                        privatization and financing projects. He
                                                                        completed a Master of Law degree at
                                                                        Harvard Law School after graduating in
                                                                        law from Sofia University.

================================================================================

GLOBAL EMERGING        NAMES OF MANAGERS
 MARKETS FUND'S        (HOW LONG ON FUND TEAM)
      PORTFOLIO
     MANAGEMENT
           TEAM

                       Douglas Polunin                                  Senior investment manager of the adviser,
                       (since inception)                                with responsibility for emerging market
                                                                        investments.

                       Richard Ormond                                   Senior investment manager of the adviser,
                       (since inception)                                on the emerging markets team. He focuses
                                                                        mainly on the Indian subcontinent, the
                                                                        Middle East and Africa.

                       Julian Garel-Jones                               Senior investment manager of the adviser,
                       (since 1996)                                     on the emerging markets team, with
                                                                        special responsibility for Latin America.
                                                                        Before joining the adviser in 1996, a
                                                                        Latin American fund manager for the
                                                                        Rothschild Group in London.

                       Jura Ostrowsky                                   Senior investment manager of the adviser,
                       (since inception)                                on the emerging markets team, with
                                                                        special responsibility for Russia and the
                                                                        former Soviet Union republics.

                       Paul Parsons                                     Senior investment manager of the adviser,
                       (since inception)                                on the emerging markets team, with
                                                                        special responsibility for Asia equities.

  INTERNATIONAL        NAMES OF MANAGERS                                POSITIONS DURING LAST FIVE YEARS
SMALL COMPANIES        (HOW LONG ON FUND TEAM)
         FUND'S
      PORTFOLIO
     MANAGEMENT
           TEAM

                       Robert Treich                                    Senior investment manager of the adviser
                       (since inception)                                and head of the Smaller Companies Team.
                                                                        Prior to joining Pictet, he worked for
                                                                        Richardson Greenshields of Canada.


                       Nils Francke                                     Senior investment manager of the adviser
                       (since inception)                                within the Smaller Companies Team. Prior
                                                                        to joining Pictet, he worked for M M
                                                                        Warburg Bank in Hamburg, Salomon Brothers
                                                                        Inc. in New York and Schroder Munchmeyer
                                                                        Hengst of Germany.


                       Michael McLaughlin                               Senior investment manager of the adviser
                       (since inception)                                within the Smaller Companies Team. He is
                                                                        responsible for the Asia Pacific region.
                                                                        Prior to joining Pictet, he was the
                                                                        Japanese investment manager at Provident
                                                                        Mutual.


                       Philippe Sarreau                                 Senior investment manager of the adviser
                       (since 1998)                                     within the Smaller Companies Team. Prior
                                                                        to joining Pictet, he worked at Credit
                                                                        Lyonnais as a French smaller companies
                                                                        analyst and later was responsible for the
                                                                        development of a specialized small cap
                                                                        sales team in London.



  INVESTMENT ADVISER - CONTINUED
================================================================================
EUROPEAN EQUITY        NAMES OF MANAGERS                                POSITIONS DURING LAST FIVE YEARS
         FUND'S             TITLE
      PORTFOLIO        (HOW LONG ON FUND TEAM)
     MANAGEMENT
           TEAM




                       Scott Jaffray                                    Director with specific responsibility for
                       Director                                         the European team and their investments.
                       (since inception)                                Before joining Pictet in 1996, Scott
                                                                        spent six years headed the European
                                                                        equity team at Norwich Union Investment
                                                                        Management, a UK based insurance company.


                       Matthew Tee                                      Before joining Pictet in 1996, Matthew
                       Senior Investment Manager                        worked at Norwich Union Investment
                       (since inception)                                Management, first as a currency analyst
                                                                        and then with Scott Jaffray on the
                                                                        European team.

                       Stephen Burrows                                  Before joining Pictet in 1997, Stephen
                       Senior Investment Manager                        worked as an investment manager on the
                       (since inception)                                European equity team at Norwich Union
                                                                        Investment Management.

                       Alessandro Lunghi                                Before joining Pictet in 1999, Alessandro
                       Senior Investment Manager                        worked at Goldman Sachs Asset Management
                       (since inception)                                as a senior portfolio manager in the GSAM
                                                                        pan-European equity team and a team
                                                                        leader of an industry research group.
                                                                        Prior to that he worked at CIN Management
                                                                        where his responsibilities included
                                                                        European equity fund management as well
                                                                        as active quantitative techniques and
                                                                        risk management.


                       Mike O'Hara                                      Prior to joining Pictet in 1999, Mike
                       Senior Investment Manager                        worked at Murray Johnstone in the UK as a
                       (since inception)                                European Portfolio Manager and was made
                                                                        investment director in 1999. Prior to
                                                                        1996, he worked at Murray Johnstone
                                                                        International in Chicago where he worked
                                                                        on asset allocation models and marketing.


                       Grant Cullens                                    Before joining Pictet in 1998, Grant
                       Senior Investment Manager                        worked as head of the UK equity sales
                       (since inception)                                desk at Salomon Bros. during 1997. Before
                                                                        this, he worked at TSB Investment
                                                                        Management where he successfully managed
                                                                        many of their UK unit trusts. Grant
                                                                        became head of the UK unit trust
                                                                        investment team managing (pound)4 billion
                                                                        of UK assets following the merger of TSB
                                                                        Investment Management with Hill Samuel
                                                                        and subsequently Lloyds Investment
                                                                        Management.

================================================================================


  INTERNATIONAL        NAMES OF MANAGERS                                POSITIONS DURING LAST FIVE YEARS
  EQUITY FUND'S            TITLE
      PORTFOLIO        (HOW LONG ON FUND TEAM)
     MANAGEMENT
           TEAM

                       Mark Boulton                                     Director of the adviser with specific
                       Director                                         responsibility for the international
                       (since inception)                                team. Before joining the adviser in 1998,
                                                                        Mark was the head of the international
                                                                        equities department at Rothschild Asset
                                                                        Management in London.


                       Richard Heelis                                   Richard is responsible for the Japanese
                       Senior Investment Manager                        equity market on the international team.
                       (since inception)                                Before joining the adviser in 1999, he
                                                                        was responsible for all Norwich Union's
                                                                        Japanese equity portfolios.

                       Michael Collins                                  Michael is responsible for country
                       Senior Investment Manager                        allocation and top down strategy. Before
                       (since inception)                                joining the adviser in 1999, he was
                                                                        responsible for top-level country
                                                                        allocation and long term investment
                                                                        strategy for Norwich Union's With Profits
                                                                        Fund.


                       Paul Parsons                                     Senior investment manager of the adviser,
                       Senior Investment Manager                        with special responsibility for Asia
                       (since inception)                                equities.


                       Scott Jaffray                                    Director with specific responsibility for
                       Director                                         the European team and their investments.
                       (since inception)                                Before joining Pictet in 1996, Scott
                                                                        spent six years heading the European
                                                                        equity team at Norwich Union Investment
                                                                        Management.


  INVESTMENT AND ACCOUNT POLICIES
================================================================================


CALCULATION  OF        Each Fund calculates its net asset value         When market prices are not available, or
      NET ASSET        per share ("NAV") at the close of regular        when the adviser believes that they are
         VALUE         trading on the New York Stock Exchange           unreliable or that the value of
                       ("NYSE") (normally 4:00 p.m. Eastern             securities has been materially affected
                       time) on each day the NYSE is open for           by events occurring after a foreign
                       business. The NYSE is open every week,           exchange closes, a Fund may price those
                       Monday through Friday, except on national        securities at fair value. Fair value is
                       holidays. If the New York Stock Exchange         determined in accordance with procedures
                       closes early, the time for calculating           approved by the board of trustees. A Fund
                       NAV and the deadlines for share                  that uses fair value to price securities
                       transactions will be accelerated to the          may value those securities higher or
                       earlier closing times.                           lower than another Fund using market
                                                                        quotations or its own fair value
                       Each Fund generally values its Fund              determination to price the same
                       securities based on market prices or             securities.
                       quotations. The Fund's currency
                       translations are done when the London            International markets may be open on days
                       Stock Exchange closes, which is 12:00            when U.S. markets are closed. The value
                       noon Eastern time.                               of foreign securities owned by a Fund
                                                                        could change on days when investors
                                                                        cannot buy or redeem shares.

PURCHASING FUND        The adviser, its affiliates or other             responsible for transmitting orders
         SHARES        institutions (collectively,                      promptly to a Fund's transfer agent.
                       "institutions") may buy shares of a Fund
                       at net asset value. Institutions are


================================================================================


PURCHASING             Purchases  may also be made at net  asset                 INVESTMENT MINIMUMS
 SHARES THROUGH        value by the following:                              (INSTITUTIONAL CLASS)
      FINANCIAL                                                         Initial purchase
INTERMEDIARIES/        o Investment   advisers  or   financial          $50,000
  PROFESSIONALS          planners  who place  trades for their own
                         accounts or the accounts of their clients      Additional purchases
                         and who charge a  management,  consulting      $5,000
                         or  other  fee for  their  services;  and
                         clients of these  investment  advisers or           INVESTMENT MINIMUMS
                         financial  planners  who place trades for           (RETAIL CLASS)
                         their own  accounts if the  accounts  are           [TO BE UPDATED]
                         linked  to  the  master  account  of  the
                         investment  adviser or financial  planner      Initial purchase
                         on the books and records of the broker or      $_______
                         agent.
                                                                        Additional purchases
                       o Retirement  and  deferred  compensation        $______
                         plans  and  trusts  used  to  fund  those
                         plans,  including,  but not  limited  to,      Certain  retirement  accounts (e.g. IRAs,
                         those defined in section 401(a),  403(b),      Roth IRAs, Educational IRAs) may purchase
                         or 457 of the  Internal  Revenue Code and      shares  of a Fund  with a $2,000  initial
                         "rabbi trusts."                                purchase  and  additional   purchases  of
                                                                        $2,000  each.  Additional  purchases  for
                                                                        those in the  Automatic  Investment  Plan
                       Investors  may be  charged  a fee if they        may be as little as $500 each.
                       effect   transactions   in  Fund   shares
                       through a broker or agent.                       Institutions  and other investors  should
                                                                        contact the adviser for information about
                                                                        purchasing  Fund shares  through  in-kind
                       Fund officers have discretion to waive or        exchanges of securities.
                       reduce   any   of   the   above   minimum
                       investment requirements.                         Each Fund and its distributor reserve the
                                                                        right to  suspend  the  offering  of Fund
       PURCHASE        A  purchase  order  will be  filled  at a        shares or to reject any purchase order.
     ORDERS AND        Fund's  NAV  next  calculated  after  the
       PAYMENTS        order has been received in proper form by
                       either the Fund's  transfer  agent,  PFPC
                       Inc.,  by one or more brokers  authorized
                       to  accept  purchase  orders  on a Fund's
                       behalf,  or by a designated  intermediary
                       authorized  by a broker to accept  orders
                       on a Fund's behalf. A Fund will be deemed
                       to  have   received  the  order  when  an
                       authorized  broker or  broker  authorized
                       designee accepts the order.  Institutions
                       must  send  payment  for Fund  shares  in
                       federal  funds to the  transfer  agent by
                       12:00  noon  Eastern  time  on  the  next
                       business day.

================================================================================


     PURCHASING        Call  1-877-470-0103  to  arrange  for  a        Each  Fund and its  transfer  agent  have
      SHARES BY        telephone  transaction.  If you  want  to        procedures   designed   to  verify   that
      TELEPHONE        make future transactions (e.g.,  purchase        telephone  instructions  are genuine.  If
                       additional  shares,  redeem  or  exchange        they follow these  procedures,  they will
                       shares)  by  telephone,  you will need to        not be liable  for any  losses  caused by
                       elect this  option  either on the initial        acting    on    unauthorized    telephone
                       application or subsequently in writing.          instructions.

     PURCHASING        Complete  and sign an  application.  Make        Mail your application and/or check to:
      SHARES BY        your check payable to Pictet.  If you are        PFPC Global Fund Services
           MAIL        adding to your existing account,  include        Att'n: PICTET Funds
                       your  account  name  and  number  on  the        P.O. Box 61503
                       check.                                           211 S. Gulph Road
                                                                        King of Prussia, PA 19406

     PURCHASING        If you are  opening a new  account,  call        If  you  are  adding  to  your   existing
 SHARES BY WIRE        the Funds at  1-877-470-0103  to  arrange        account,  you do not  need  to  call  the
                       for a wire transaction. Then wire federal        Funds to arrange for a wire  transaction,
                       funds to: Boston Safe Deposit & Trust            but be  sure to  include  your  name  and
                       ABA#: 011001234                                  account number.
                       Credit: (Insert name of your Fund)
                       Acct#: 143766
                       FBO: (Insert shareholder name and account
                       number)

                       Complete and sign an application and mail immediately following the initial wire transaction to:
                       PFPC Global Fund Services
                       Att'n: PICTET Funds
                       P.O. Box 61503
                       211 S. Gulph Road
                       King of Prussia, PA 19406

      AUTOMATIC        Through this  option,  you can have money        The initial  $50,000  minimum  investment
INVESTMENT PLAN        electronically    deducted    from   your        for the  Institutional  Class and $______
                       checking,  savings or bank  money  market        minimum  investment  for the Retail Class
                       accounts  and  invested in the Funds each        still    apply,    however,    subsequent
                       month or quarter.  Complete the Automatic        investments can be as little as $500.
                       Investment  Plan  Application,  which  is
                       available   upon   request   by   calling        The  Funds  may  alter or  terminate  the
                       1-877-470-0103,   and   mail  it  to  the        Automatic Investment Plan at any time.
                       address indicated.


================================================================================


      EXCHANGES        You  may  exchange  shares  of a Fund  to        To protect other  shareholders of a Fund,
 BETWEEN PICTET        another  within  the same class of shares        a Fund may cancel the exchange privileges
          FUNDS        at  the  NAV of the  acquired  Fund  next        of any person that, in the opinion of the
                       determined after receipt of your exchange        Fund, is using market-timing  strategies.
                       request.    Both   accounts   must   have        The Funds may  change  or  terminate  the
                       identical  registrations.  Exchanges must        exchange  privilege  on 60 days'  advance
                       meet  the  applicable   minimum   initial        notice to shareholders.
                       investment  requirements for the acquired
                       Fund.  You may exchange into another Fund        You may be subject to a redemption fee if
                       only if its shares may legally be sold in        you exchange  shares  after  holding them
                       your home state.                                 less   than  six   months.   Please   see
                                                                        "Redeeming Fund Shares" below.

 REDEEMING FUND
         SHARES

                       If you  exchange or redeem  shares  after        You may  redeem  shares  of a Fund on any
                       holding  them six  months or less  (other        business  day at the NAV next  calculated
                       than shares acquired through reinvestment        after   the   transfer   agent,    broker
                       of dividends or other  distributions),  a        authorized to accept redemption orders on
                       fee of 1% of the  current net asset value        the   Fund's   behalf,    or   designated
                       of the shares being exchanged or redeemed        intermediary  authorized  by a broker  to
                       will be assessed and retained by the Fund        accept   orders  on  the  Fund's   behalf
                       for   the   benefit   of  the   remaining        receives the redemption request in proper
                       shareholders.  This  fee is  intended  to        form.  The Fund  will be  deemed  to have
                       encourage long-term investment,  to avoid        received  the  order  when an  authorized
                       transaction  and other expenses caused by        broker  or  broker  authorized   designee
                       early  redemptions,   and  to  facilitate        accepts  the  order.   Institutions   are
                       portfolio   management.    The   fee   is        responsible  for  promptly   transmitting
                       currently   waived  for  pension   funds,        redemption  orders  to a Fund's  transfer
                       endowments      and     other     similar        agent.
                       institutional   funds   due  to   certain
                       economies associated with these accounts.        Redemption  proceeds  are usually sent by
                       The  redemption  fee may be  modified  or        wire  on  the   business  day  after  the
                       discontinued  at any time or from time to        effective  date  of a  redemption.  Under
                       time.  This fee is not a  deferred  sales        unusual circumstances, a Fund may suspend
                       charge,  is  not  a  commission  paid  to        redemptions, if allowed by the Securities
                       Pictet and does not benefit Pictet in any        and  Exchange   Commission   ("SEC"),  or
                       way. The fee applies to redemptions  from        postpone payment up to seven days.
                       a  Fund  and  exchanges  into  any of the
                       other no-load mutual funds which are also        Each   Fund  may   also  pay   redemption
                       advised by Pictet and distributed by PFPC        proceeds in kind by giving  securities to
                       Distributors,    Inc.   The    "first-in,        redeeming   shareholders.   You  may  pay
                       first-out"   method   will   be  used  to        transaction  costs  to  dispose  of these
                       determine your holding period. Under this        securities.
                       method,   the  date  of   redemption   or
                       exchange   will  be  compared   with  the        If  you   purchased   shares   through  a
                       earliest  purchase date of shares held in        financial    institution,     a    broker
                       your account.  If your holding  period is        authorized to accept purchase orders on a
                       less     than     six     months,     the        Fund's   behalf,   or  by  a   designated
                       redemption/exchange  fee will be assessed        intermediary  authorized  by a broker  to
                       on the  current  net asset value of those        accept  orders  on a Fund's  behalf,  you
                       shares.                                          should contact it for more information.

                                                                        Each institution,  broker or intermediary
                                                                        may   have   its   own   procedures   and
                                                                        requirements  for selling  shares and may
                                                                        charge fees.

      REDEEMING        If  you   have   chosen   the   telephone        later  elected the  privilege in writing,
      SHARES BY        redemption   privilege   on  the  initial        you may call  1-877-470-0103 to redeem up
      TELEPHONE        application    or                                to $100,000 worth of shares.

================================================================================


      REDEEMING        Shareholders  may sell shares by making a        Include   signatures   of   all   persons
SHARES  BY MAIL        written request to:                             required   to  sign   for   transactions,
                       PFPC Global Fund Services                        exactly  as  their  names  appear  on the
                       Att'n: PICTET Funds                              account application.
                       P.O. Box 61503
                       211 S. Gulph Road                                To protect your  account from fraud,  the
                       King of Prussia, PA 19406                        Funds may require a  medallion  signature
                                                                        guarantee  for  certain  redemptions.  We
                                                                        require a medallion  signature  guarantee
                                                                        if:

                                                                        o your  address  of  record  has  changed
                                                                          within the past 30 days or
                                                                        o you  are  selling  more  than  $100,000
                                                                          worth of shares
                                                                        Signature   guarantees  are  designed  to
                                                                        verify that major transactions or changes
                                                                        to your account are in fact authorized by
                                                                        you. You can obtain a medallion signature
                                                                        guarantee  from a domestic  bank or trust
                                                                        company, broker, dealer, clearing agency,
                                                                        savings  association,  or other financial
                                                                        institution  which is  participating in a
                                                                        medallion   program   recognized  by  the
                                                                        Securities  Transfer   Association.   The
                                                                        three recognized  medallion  programs are
                                                                        Securities   Transfer  Agents   Medallion
                                                                        Program    (STAMP),    Stock    Exchanges
                                                                        Medallion  Program  (SEMP)  and New  York
                                                                        Stock Exchange,  Inc.  Medallion  Program
                                                                        (NYSE  MSP).  Signature  guarantees  from
                                                                        financial   institutions  which  are  not
                                                                        participating  in one of  these  programs
                                                                        will not be  accepted.  A  notary  public
                                                                        stamp or seal cannot be substituted for a
                                                                        signature guarantee.


      REDEEMING        If you have  chosen  the wire  redemption        Wire redemption requests must be received
 SHARES BY WIRE        privilege on the initial  application  or        by  the  transfer   agent  by  4:00  p.m.
                       later  elected the  privilege in writing,        Eastern  time for  money to be wired  the
                       you may have the Funds wire your proceeds        next business day.
                       to a predesignated bank account.

     SYSTEMATIC        If you have a minimum of $100,000 in your        The Funds may  terminate  any  Systematic
     WITHDRAWAL        account,  you  may  direct  the  transfer        Withdrawal  Plan  if  the  value  of  the
           PLAN        agent to make  payments to you (or anyone        account  falls below $10,000 due to share
                       you  designate)  monthly,   quarterly  or        redemptions  or an exchange of shares for
                       semi-annually.                                   shares of another Fund.

                       The amount of withdrawal payments must be
                       at least $500 per  payment.  Fund  shares
                       are redeemed in order to make  withdrawal
                       payments. Under the Systematic Withdrawal
                       Plan,  you must  elect to have  dividends
                       and      distributions      automatically
                       reinvested in additional Fund shares.



        CLOSING        Each Fund may close your  account if, for        After  the  Fund   notifies  you  of  its
    SUB-MINIMUM        reasons other than investment losses, the        intention  to  close  your  Retail  Class
       ACCOUNTS        value of the  Institutional  Class shares        account  or  convert  your  Institutional
                       or the Retail Class shares in the account        shares,  you  will  have 30 days to bring
                       falls    below    $25,000    or    $____,        the account  back to the  minimum  level.
                       respectively.  A Fund  may  convert  your
                       Institutional   Class  shares  to  Retail
                       Class shares if the value of your account
                       as a result  of share  redemptions  falls
                       below $_____.


================================================================================


    PERFORMANCE        The performance of a Fund may be compared        of  a  Fund  may  also  be   compared  in
                       in  publications  to the  performance  of        publications  to  averages,   performance
                       various indices and investments for which        rankings,  or other information  prepared
                       reliable  performance  data is available.        by  recognized  mutual  fund  statistical
                       The  performance                                 services.

     DIVIDENDS,        Redemptions  and exchanges of Fund shares        whether they are  received in  additional
  DISTRIBUTIONS        are  taxable  events  on  which  you  may        shares or cash.  Each Fund  declares  and
      AND TAXES        recognize a gain or loss.  Dividends  and        pays    dividends    and    distributions
                       distributions   are  also   taxable,   as        according to the following schedule.
                       described in the chart below,

      DIVIDENDS
    ARE PAID IN
     ADDITIONAL
      SHARES OF
        A FUND.

                                      TYPE OF                     DECLARED                 FEDERAL
                                      DISTRIBUTION                AND PAID                TAX STATUS
                       Dividends from net investment income       Annually        Taxable as ordinary income
                       Distributions of short term capital gain   Annually        Taxable as ordinary  income
                       Distributions  of long term capital gain   Annually        Taxable as capital gain


                       You should generally avoid investing in a        Every   January,   each  Fund  will  send
                       Fund shortly before an expected  dividend        shareholders    information   about   its
                       or distribution.  Otherwise,  you may pay        dividends  and  distributions  during the
                       taxes on dividends or distributions  that        previous  calendar year. Most of a Fund's
                       are economically  equivalent to a partial        distributions  are expected to be capital
                       return  of your  investment.  You  should        gain. If you do not provide a Fund with a
                       consult a tax  adviser  about  particular        correct  taxpayer  identification  number
                       federal,  state,  local and  other  taxes        and required  certifications,  you may be
                       that may apply to you.                           subject  to  federal  backup  withholding
                                                                        tax.

   DISTRIBUTION        The Retail Class shares of the Funds each        These costs and expenses are subject to a
   (12B-1) FEES        have  adopted a Rule  12b-1  Distribution        maximum  limit of 0.25%  per annum of the
                       Plan  pursuant to which the Retail  Class        average  daily net  assets of the  Retail
                       shares  of the Funds  may  reimburse  the        Class shares of each Fund.  Because these
                       distributor,  or  others,  on  a  monthly        fees are paid out of a Fund's  assets  on
                       basis for costs and expenses  incurred by        an   ongoing   basis,   these  fees  will
                       the  distributor  in connection  with the        increase the cost of your  investment and
                       distribution  and  marketing of shares of        over time may cost you more  than  paying
                       the Funds.                                       other types of sales charges.


FINANCIAL HIGHLIGHTS

The following tables provide financial highlights of the Institutional Class for each Fund for the periods presented and should be read in conjunction with the financial statements and related notes that appear in the Funds' annual report dated December 31, 2000 and which are incorporated by reference into the Statement of Additional Information. The Retail Class of the Funds was not active as of December 31, 2000. The financial statements and related notes have been audited by ----------, independent accountants. Additional information concerning the performance of each Fund is included in the annual report which may be obtained without charge by contacting a Fund at the address or phone number on the back cover of this prospectus.
================================================================================



[TO BE UPDATED]
PICTET EASTERN EUROPEAN FUND

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                           YEAR          YEAR           PERIOD
                                                           ENDED         ENDED          ENDED
                                                          12/31/00      12/31/99       12/31/98*
------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                      $6.54           $10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment loss                                                 (0.09)            0.00#
    Net realized and unrealized gain/(loss) on
      investments                                                        2.42            (3.39)
------------------------------------------------------------------------------------------------
Total from investment operations                                         2.33            (3.39)
------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Distributions from net investment income                               --            (0.07)
------------------------------------------------------------------------------------------------
Total distributions                                                        --            (0.07)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                            $8.87            $6.54
------------------------------------------------------------------------------------------------
Total return++                                                          35.63%         (33.93)%
------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
    Net assets, end of year (in 000's)                                 $1,933           $1,636
    Ratio of operating expenses to average net assets                    2.00%            2.00%+
    Ratio of net investment income/(loss) to average net assets         (1.15)%         (0.06)%+
    Ratio of operating expenses to average net assets
      without waivers and expenses reimbursed                           11.54%            9.97%+
    Ratio of net investment income/(loss) to average net assets
      without waivers and expenses reimburse                           (10.69)%          (8.03)%+
    Portfolio turnover rate                                               117%              91%
------------------------------------------------------------------------------------------------

*   Pictet Eastern European Fund commenced operations on April 7, 1998.
+   Annualized.
++  Total return represents aggregate total return for the period.
#   Amount represents less than $0.01 per share.


[TO BE UPDATED]
PICTET GLOBAL EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                               YEAR       YEAR           YEAR            YEAR            YEAR
                                               ENDED      ENDED          ENDED           ENDED           ENDED
                                               12/31/00   12/31/99      12/31/98      12/31/97        12/31/96(A)
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                         $6.81           $8.87        $10.13            $9.51
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                                  (0.01)           0.04          0.04             0.07
    Net realized and unrealized gain/(loss) on
      investments                                           4.35           (2.10)        (1.18)            0.71
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                            4.34           (2.06)        (1.14)            0.78
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Distributions from net investment income                  --              --         (0.02)          (0.07)
    Distributions from net realized loss on
      investments                                             --              --         (0.10)          (0.09)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                           --              --         (0.12)          (0.16)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                              $11.15           $6.81         $8.87           $10.13
--------------------------------------------------------------------------------------------------------------------
Total return++                                             63.73%         (23.22)%      (11.29)%           8.32%
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
    Net assets, end of year (in 000's)                  $190,275         $94,362      $190,922        $122,047
    Ratio of operating expenses to average net assets       1.70%           1.70%         1.70%            1.70%+
    Ratio of net investment income/(loss) to
      average net assets                                   (0.19)%          0.55%         0.32%            0.88%+
    Ratio of operating expenses to average net
      assets without waivers and expenses reimbursed        1.92%           2.00%         1.84%            2.20%+
    Ratio of net investment income to average net assets
      without waivers and expenses reimbursed              (0.42)%          0.25%         0.18%            0.38%+
    Portfolio turnover rate                                  126%            123%           77%              48%

*   Pictet Global Emerging Markets Fund commenced operations on October 4, 1995.
+   Annualized.
++ Total return represents aggregate total return for the period.
(a) Per share  amounts  have been  restated to reflect  the stock  dividend of 9 additional shares for each share outstanding.  On December 2, 1996, the Board of
Trustees  declared a stock  dividend  of nine  additional  shares for each share outstanding of the Pictet Global  Emerging  Markets Fund. The record date of the stock dividend was December 31, 1996, payable on January 1, 1997.


[TO BE UPDATED]
PICTET INTERNATIONAL SMALL COMPANIES FUND

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                               YEAR         YEAR         YEAR             YEAR            PERIOD
                                               ENDED        ENDED        ENDED            ENDED           ENDED
                                               12/31/00   12/31/99      12/31/98         12/31/97        12/31/96*(A)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                         $6.55           $9.24           $10.15          $10.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income/(loss)                           (0.02)           0.07+++          0.08            0.09
    Net realized and unrealized gain/(loss)
      on investments                                        5.66            0.41            (0.86)           0.20
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                            5.64            0.48            (0.78)           0.29
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Distributions from net investment income                  --              --            (0.13)          (0.12)
    Distributions from net realized capital gains          (1.94)          (3.17)              --           (0.02)
    Distributions from capital                                --              --               --           (0.00)#
---------------------------------------------------------------------------------------------------------------------
Total distributions                                        (1.94)          (3.17)           (0.13)          (0.14)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                              $10.25           $6.55            $9.24          $10.15
---------------------------------------------------------------------------------------------------------------------
Total return++                                             86.45%           5.35%           (7.68)%          2.85%
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
    Net assets, end of year (in 000's)                    $4,776          $5,699          $23,773         $25,743
    Ratio of operating expenses to average net assets       1.20%           1.20%            1.20%           1.20%+
    Ratio of net investment income/(loss) to average
      net assets                                           (0.02)%          0.65%            0.82%           1.04%+
    Ratio of operating expenses to average net assets
      without waivers and expenses reimbursed               4.76%           2.36%            2.20%           2.46%+
    Ratio of net investment income/(loss) to average net
      assets without waivers and expenses reimbursed       (3.58)%        (0.52)%           (0.18)%         (0.22)%+
    Portfolio turnover rate                                  166%            132%              90%             53%
--------------------

*      Pictet International Small Companies Fund commenced operations on February 7, 1996.
+      Annualized.
++     Total return represents aggregate total return for the period.
+++    Per share numbers have been calculated using the average share method.
#      Amount represents less than $0.01 per share.
(a) Per share  amounts  have been  restated to reflect  the stock  dividend of 9 additional shares for each share outstanding.  On December 2, 1996, the Board of
Trustees  declared a stock  dividend  of nine  additional  shares for each share outstanding of the Pictet International Small Companies Fund. The record date of the stock dividend was December 31, 1996, payable on January 1, 1997.



[TO BE UPDATED]
PICTET EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS

                                               PERIOD
                                               ENDED
                                               12/31/00

[TO BE UPDATED]
PICTET INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

                                               PERIOD
                                               ENDED
                                               12/31/00

  FOR MORE INFORMATION

For investors who want more                 Investors can get free copies of
information about Pictet Eastern            reports and SAIs, request other
European Fund, Pictet Global                information and discuss their
Emerging Markets Fund, Pictet               questions about each Fund by
International Small Companies Fund,         contacting a Fund at:
Pictet European Equity Fund and
Pictet International Equity Fund,           PFPC Global Fund Services
the following documents are                 Att'n: PICTET Funds
available free upon request.                P.O. Box 61503
                                            211 S. Gulph Road
ANNUAL/SEMIANNUAL REPORTS                   King of Prussia, PA 19406
Additional information about each           Telephone: 1-877-470-0103
Fund's investments is available in
the Funds' annual and semiannual            Investors can review the Fund's
reports to shareholders. The Funds'         reports and SAIs at the Public
annual report contains a discussion         Reference Room of the Securities
of the market conditions and                and Exchange Commission. Investors
investment strategies that                  can get text-only copies:
significantly affected each Fund's
performance during its last year.           o For a fee, by writing to the
                                              Public Reference Room of the
STATEMENT OF ADDITIONAL INFORMATION           Commission, Washington, D.C.
(SAI) The SAI provides more                   20549-0102
detailed information about each             o Free from the Commission's
Fund and is incorporated by                   Internet website at
reference into this prospectus.               http://www.sec.gov.

                                            Investors can get information about
                                            the operation of the Public
                                            Reference Room by calling
                                            1-202-942-8090.

-------------------------------------------- -------------------------------------------------------------------------
INVESTMENT ADVISER                           TRANSFER AGENT                                 INDEPENDENT ACCOUNTANTS
Pictet International                         PFPC Inc.                                      PricewaterhouseCoopers LLP
Management Limited


ADMINISTRATOR                                LEGAL COUNSEL                                  CUSTODIAN
PFPC Inc.                                    Hale and Dorr LLP                              Brown Brothers
                                                                                            Harriman & Co.
-------------------------------------------- --------------------------------------------------------------------------

Investment Company Act File No. 811-9050

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 30, 2001


                                  PICTET FUNDS
                          PICTET EASTERN EUROPEAN FUND
                       PICTET GLOBAL EMERGING MARKETS FUND
                    PICTET INTERNATIONAL SMALL COMPANIES FUND
                           PICTET EUROPEAN EQUITY FUND
                        PICTET INTERNATIONAL EQUITY FUND



         This Statement of Additional Information dated April 30, 2001 is not a prospectus but should be read in conjunction with Pictet Funds' (the "Trust") Prospectus for Pictet Eastern European Fund, Pictet Global Emerging Markets Fund, Pictet International Small Companies Fund, Pictet European Equity Fund and Pictet International Equity Fund (each a "Fund" and collectively, the "Funds") dated April 30, 2001 (the "Prospectus"). The financial statements for the Funds for the fiscal year ended December 31, 2001 are incorporated herein by reference to the Annual Report to shareholders for the Funds dated December 31, 2001. A copy of the Funds' Annual Report or Prospectus may be obtained without charge by calling the Trust at 1-877-470-0103.


         Capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings given to them in the Prospectus.



                                        TABLE OF CONTENTS                  PAGE

[PAGE NUMBERS TO BE UPDATED]


         Investment Objective and Policies................................   --
         Purchase of Shares...............................................   --
         Redemption of Shares.............................................   --
         Portfolio Turnover...............................................   --
         Investment Limitations...........................................   --
         Management of the Fund...........................................   --
         Code of Ethics...................................................   --
         Investment Advisory and Other Services...........................   --
         Portfolio Transactions...........................................   --
         Additional Information Concerning Taxes..........................   --
         Performance Calculations.........................................   --
         General Information..............................................   --
         Financial Statements................................................--
         Appendix - Description of Ratings and U.S. Government Securities.  A-1

                        INVESTMENT OBJECTIVE AND POLICIES

         The following policies supplement the investment objective and policies set forth in the Prospectus:

         EQUITY SECURITIES. The Funds invest primarily in equity securities. Equity securities consist of exchange-traded, over-the-counter ("OTC") and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests and equity participations. The prices of the Fund's equity investments will change in response to stock market movements.

         EMERGING MARKET COUNTRIES: include those in Latin America, South East Asia, Africa, Eastern Europe and the Middle East.

         DEPOSITARY  RECEIPTS.   Each  Fund  may  purchase  American  Depositary
Receipts  ("ADRs"),  American  Depositary Shares ("ADSs"),  European  Depositary
Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Global Depositary Shares ("GDSs"), (collectively, "Depositary Receipts"). ADRs and ADSs typically are issued by a U.S. bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs typically are issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

         Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be involved directly in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs generally are similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts.
Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of a Fund's investment policies, a Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

         CONVERTIBLE SECURITIES. Each Fund may purchase convertible securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in the right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

         DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.


         PRIVATIZATIONS. Each Fund may invest in privatizations. The Funds believe that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as the Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

         WHEN-ISSUED AND FORWARD COMMITMENT TRANSACTIONS. Each Fund may purchase when-issued securities and enter into other forward commitments to purchase or sell securities. The value of securities purchased on a when-issued or forward commitment basis may decline between the purchase date and the settlement date.

         WARRANTS. Each Fund may purchase warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.


         PREFERRED STOCK. Each Fund may purchase preferred stocks, which, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

         FOREIGN INVESTMENTS. Each Fund may purchase international investments. These international investments are subject to a variety of risks of loss beyond the risks ordinarily associated with investing in the U.S. and other mature securities markets. The discussion of risks set forth below refers to the better understood risks of investing in less developed markets but is not intended, and should not be assumed, to be a complete list of all possible risks. Although the Board of Trustees, the Adviser, and the Custodian and sub-custodians each review and attempt to minimize the risks of which they are aware, and even if neither the Trustees nor any service provider to a Fund has failed to fulfill its duties to a Fund, it is entirely possible that a Fund may lose some or all of its investment in one or more securities in an emerging or politically unstable market. An example of such a loss may involve a fraud in a foreign market not reasonably preventable by the service providers, notwithstanding oversight by the Trustees and procedures of each service provider generally considered to be adequate to prevent such a fraud. In any such case, it is likely that a Fund would not be reimbursed for its loss.

         Investing in foreign companies involves certain special risks and considerations typically not associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign
portfolio  transactions;   the  possibility  of  expropriation  or  confiscatory
taxation;  adverse  changes  in  investment  or  exchange  control  regulations;
political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital. Also, because the stocks of foreign companies frequently are denominated in foreign currencies, and because a Fund may hold uninvested reserves in bank deposits in foreign currencies temporarily, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of a Fund permit a Fund to enter into forward foreign currency exchange contracts in order to hedge its holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Moreover, the dividend or interest income or gain from a Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable with those applicable to U.S. companies. There generally is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries. Further, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

         Although a Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges generally are higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes on dividend and interest income and, in some cases, also tax certain capital gains. Although in some countries a portion of these taxes are reduced under applicable income tax treaties and/or are recoverable, the non-recovered portion of foreign taxes will reduce the income received or returned from foreign companies the stock or securities of which are held by a Fund.

         Brokerage commissions, custodial services, and other services relating to investment in foreign securities markets generally are more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Developing countries also may impose restrictions on a Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund.

         In addition, excess cash invested with depository institutions domiciled outside the continental United States, as with any offshore deposits, may be subject to both sovereign actions in the jurisdiction of the depository institution and sovereign actions in the jurisdiction of the currency, including but not limited to freeze, seizure, and diminution. The risk associated with the repayment of principal and payment of interest on such instruments by the institution with whom the deposit is ultimately placed will be borne exclusively by a FUND.

         Foreign investment risks are often heightened for investments in certain Eastern European countries as well as other developing or emerging markets, where the risks include the possibility that such countries may revert to a centrally planned economy. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable issuers in developed markets. Clearance and settlement procedures are different in some emerging markets and at times settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of those securities, or, if a Fund had entered into a contract to sell a security, in possible liability to the purchaser.

         Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on a Fund. Some countries also may have managed currencies which are not free floating against the U.S. dollar. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be traded internationally. Certain developing countries face serious exchange constraints.

         Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments and are dependent on foreign economic assistance. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

         In many emerging markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on a Fund's non-dollar denominated securities.

         Securities traded in certain emerging securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Furthermore, there can be no assurance that the Fund's investments in certain developing countries would not be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of developing countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and adversely affect existing investment opportunities.

         OTHER INVESTMENT COMPANIES. Each Fund may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which a Fund can invest, provided that such investment companies invest in portfolio securities in a manner consistent with a Fund's investment objective and policies. Applicable provisions of the Investment Company Act of 1940, as amended (the "1940 Act") require that a Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group; (b) a Fund and any company or companies controlled by a Fund will not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase; and (c) a Fund will not invest more than 5% of its total assets in any one investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion, along with other shareholders, of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.


         ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the price at which a Fund has valued the securities and includes, among other securities, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by a Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.


         A large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that such investments are illiquid.

         Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could affect adversely the marketability of such portfolio securities and result in a Fund's inability to dispose of such securities promptly or at favorable prices.

         The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security,
(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in a Fund's portfolio and reports periodically on such decisions to the Board. The Board monitors the liquidity determinations made by the Adviser. In addition, the value of securities for which no market quotations are readily available (including restricted securities) is determined by the Adviser, under the Board's supervision, after considering all relevant information. All liquidity and valuation procedures are reviewed periodically to ensure their continued appropriateness and adequacy in light of changing circumstances.

         HEDGING AND RISK MANAGEMENT PRACTICES. In order to hedge against foreign currency exchange rate risks, the Funds may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. A Fund also may conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         A Fund also may purchase other types of options and futures and may, in the future, write covered options, as described below and in the Prospectus.

         FORWARD CONTRACTS. Each Fund may enter into forward contracts to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.


         A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

         In connection with a Fund's forward contract purchases, a Fund will maintain in a segregated account cash or liquid assets with a value equal to the amount of the Fund's purchase commitments. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts presently are not regulated by the Commodity Futures Trading
Commission ("CFTC"), the CFTC may regulate them in the future, and limit the ability of a Fund to achieve potential gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by a Fund than if it had not entered into such contracts.

         While transactions in forward contracts may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of hedging positions, unanticipated changes in currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and a Fund may be exposed to risk of financial loss.

         Perfect correlation between a Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To hedge against movements in interest rates, securities prices or currency exchange rates, the Funds may purchase and sell various kinds of futures contracts and options on futures contracts. A Fund also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices.

         A Fund will rely on the exclusion from the definition of the term "commodity pool operator" provided by CFTC Rule 4.5. A Fund may use futures contracts and related options for bona fide hedging purposes within the meaning of the CFTC regulations or may enter into non-hedging transactions if the aggregate initial margin and premiums required to establish such positions do not exceed 5% of a Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions). For an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.

         A Fund may attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by a Fund or which it expects to purchase. All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While a Fund's futures contracts on securities or currencies will usually be liquidated in this manner, a Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         By using futures contracts to hedge its positions, a Fund would seek to establish with more certainty then would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund proposes to acquire. For example, when interest rates are rising or securities prices are falling, a Fund could seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, could attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, a Fund could sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. A Fund could purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that a Fund has acquired or expects to acquire. Loss from investing in futures transactions by a Fund is potentially unlimited.

         As part of its hedging strategy, a Fund also may enter into other types of financial futures contracts if, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser may attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of a Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

         The acquisition of put and call options on futures contracts would give a Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract would give a Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

         A Fund may terminate its position in an option contract by selling an offsetting option of the same series. There is no guarantee that such a closing transaction can be effected. A Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

         A Fund would engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining its qualification as a regulated investment company for federal income tax purposes.

         CURRENCY TRANSACTIONS. When the Funds need to convert assets denominated in one currency to a different currency, they normally conduct foreign currency exchange transactions on a spot or cash basis at the prevailing rate in the currency exchange market. In addition, a Fund may engage in the following strategic currency transactions: (1) entering into privately traded forward foreign currency exchange contracts, (2) purchasing and selling exchange traded currency futures contracts and options on futures and (3) purchasing and writing exchange traded and OTC options on currency. Forward contracts and futures contracts create an obligation (and corresponding right) to purchase or sell a specified currency at an agreed price at a future date. Options on currency futures give the purchaser the right to assume a position in the underlying futures contract. Call and put options on currency give the purchaser the right to purchase or sell a specified currency at a designated exercise price by exercising the option before it expires.

         A Fund will enter into currency contracts for non-speculative purposes. For example, the Fund may use currency contracts to "lock in" the U.S. dollar price of a security that a Fund has contracted to purchase or sell. In addition, a Fund may use contracts involving the sale of currency to hedge against a decline in the value of portfolio securities denominated in that currency if the Adviser determines that there is a pattern of correlation between the two currencies. All forward and futures contracts involving the purchase of currency and all options written by a Fund will be covered by maintaining cash or liquid assets in a segregated account.

         A Fund's success in using currency contracts will usually depend on the Adviser's ability to forecast exchange rate movements correctly. If exchange rates move in an unexpected direction, a Fund may not achieve the intended benefits of, or may realize losses on, a currency contract.

         OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCIES. The Funds may purchase put and call options on securities in which they have invested, on foreign currencies represented in their portfolios and on any securities index based in whole or in part on securities in which the Funds may invest. The Funds also may enter into closing sales transactions in order to realize gains or minimize losses on options it has purchased.

         A Fund normally could purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

         A Fund may purchase and sell options traded on U.S. and foreign exchanges. Although a Fund would generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

         Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing
Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         A Fund may write (I.E., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option would involve a Fund's giving another party, in return for a premium, the right to buy specified securities owned by a Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price decline of the underlying security. However, by writing a covered call option, a Fund would give up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, a Fund's ability to sell the underlying security would be limited while the option was in effect unless a Fund effected a closing purchase transaction.

         A Fund also may write covered put options that give the holder of the option the right to sell the underlying security to a Fund at the stated exercise price. A Fund would receive a premium for writing a put option but would be obligated for as long as the option was outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, a Fund would segregate liquid assets with at least the value of the exercise price of the put options. A Fund would not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of a Fund's total assets.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of a Fund's orders.

         CORRELATION RISK. While transactions in forward contracts, options, futures contracts and options on futures (I.E., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Funds may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and a Fund may be exposed to risk of financial loss.

         Perfect correlation between a Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

         TEMPORARY INVESTMENTS. For temporary defensive purposes when market conditions warrant, Each Fund may invest up to 100% of its total assets in the following: (1) high-quality (that is, rated Prime-1 by Moody's or A-1 or better by S&P or, if unrated, of comparable quality (as determined by the Adviser), money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country; (2) short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; (3) finance company and corporate commercial paper, and other short-term corporate obligations; obligations of banks (including certificates of deposit, time deposits and bankers' acceptances); and (4) repurchase agreements with banks and broker-dealers with respect to such securities.

         REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by its Adviser. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). A Fund generally would enter into repurchase transactions to invest cash reserves and for temporary defensive purposes. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

         The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, but the Adviser currently expects that repurchase agreements will mature in less than 13 months. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than 101% of the repurchase price including accrued interest. A Fund's administrator and the Adviser will mark to market daily the value of the securities purchased, and the Adviser will, if necessary, require the seller to deposit additional securities to ensure that the value is in compliance with the 101% requirement stated above. The Adviser will consider the creditworthiness of a seller in determining whether a Fund should enter into a repurchase agreement, and a Fund will enter into repurchase agreements only with banks and dealers which are determined to present minimal credit risk by the Adviser under procedures adopted by the Board of Trustees.

         In effect, by entering into a repurchase agreement, a Fund is lending its funds to the seller at the agreed upon interest rate and receiving securities as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

         The use of repurchase agreements involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them. Default by the seller also would expose a Fund to possible loss because of delays in connection with the disposition of the underlying obligations. If the seller of an agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of a Fund and therefore subject to sale by the trustee in bankruptcy. Further, it is possible that a Fund may not be able to substantiate its interest in the underlying securities.

         Repurchase agreements that do not provide for payment to a Fund within seven days after notice without taking a reduced price are considered illiquid securities.

         REVERSE REPURCHASE AGREEMENTS. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, a Fund is borrowing funds temporarily at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. a Fund retains record ownership of the security and the right to receive interest and principal payments on the security. At an agreed upon future date, a Fund repurchases the security by remitting an amount equal to the proceeds previously received, plus interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. These agreements, which are treated as if reestablished each day, are expected to provide a Fund with a flexible borrowing tool. Reverse repurchase agreements are considered to be borrowings by a fund under the 1940 Act.

         The Adviser will consider the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. Under normal circumstances, a Fund will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 33-1/3% of the value of its total assets to be subject to such agreements.

         The use of reverse repurchase agreements involves certain risks. For example, the other party to the agreement may default on its obligation or become insolvent and unable to deliver the securities to a Fund at a time when the value of the securities has increased. Reverse repurchase agreements also involve the risk that a Fund may not be able to establish its right to receive the underlying securities.

         SMALL COMPANIES. With respect to the Small Companies Fund: While small companies may present greater opportunities for capital appreciation, they may also involve greater risks than larger, more mature issuers. The securities of small market capitalization companies may be more sensitive to market changes than the securities of large companies. In addition, smaller companies may have limited product lines, markets or financial resources and they may be dependent on one-person management. Further, their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

         EASTERN EUROPE. With respect to the Eastern European Fund: Since the fall of the Berlin wall in 1989, the Eastern European region has received a cumulative Foreign Direct Investment of over US$ 50bn. Average growth rate has the potential to deliver 4-5% per year in a low inflation environment. Helped by the convergence toward core Europe, economic and institutional reforms are providing macroeconomic and political stability. As a result, over 70% of the region's economy is now owned by the private sector.

         STRATEGIC TRANSACTIONS. With respect to the Eastern European Fund, the Adviser does not, as a general rule, intend to regularly enter into strategic transactions for the purpose of reducing currency and market risk, for two reasons. First, since financial derivatives in Eastern European markets currently must be tailor-made to the Fund's specifications, they are extremely costly and illiquid instruments, and as such do not offer a cost-effective way to reduce currency and market risk. Second, the Fund is intended for investors with a long-term investment horizon and it is the Adviser's view that any short-term losses due to fluctuations in local currencies or stock market values will be compensated over the long term by the capital appreciation of the portfolio securities. Notwithstanding the foregoing, the Adviser may, from time to time as circumstances dictate, engage in strategic transactions.

                               PURCHASE OF SHARES

         The purchase price of shares of a Fund is the net asset value next determined after receipt of the purchase order in proper order by the transfer agent. The Funds and their distributor reserve the right in their sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments from time to time.

         At a Fund's discretion, shares of a Fund also may be purchased by exchanging securities acceptable to a Fund. A Fund need not accept any security offered for exchange unless it is consistent with a Fund's investment objective and restrictions and is acceptable otherwise to a Fund. Securities accepted in exchange for shares will be valued in accordance with a Fund's usual valuation procedures. Investors interested in making an in-kind purchase of Fund shares must first telephone the Adviser to advise it of their intended action and obtain instructions for an in-kind purchase.

                              REDEMPTION OF SHARES

         The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

         If a shareholder redeems shares of a Fund which have been held less than six months (including shares to be exchanged), a Fund will deduct from the proceeds a redemption charge of 1% of the amount of the redemption. This amount is retained by a Fund to offset a Fund's costs of purchasing and selling securities. Redemption proceeds may be greater or less than the shareholder's initial cost depending on the market value of the securities held by a Fund.

                               PORTFOLIO TURNOVER

         The portfolio turnover rate of each Fund will depend upon market and other conditions and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate. Although the portfolio turnover rate may vary from year to year, the Adviser expects, during normal market conditions, that the Funds' portfolio turnover rates will not exceed 100%.


[TO BE UPDATED]

         EASTERN  EUROPEAN  FUND:  For the years  ended  December  31,  2000 and
December  31,  1999,   the  portfolio   turnover  rates  were  ___%,  and  117%,
respectively.

         GLOBAL EMERGING MARKETS FUND: For the years ended December 31, 2000 and
December  31,  1999,   the  portfolio   turnover   rates  were  ___%  and  126%,
respectively.

         INTERNATIONAL SMALL COMPANIES FUND: For the years ended December 31, 2000 and December 31, 1999, the portfolio turnover rates were ___% and 166%, respectively.



         EUROPEAN EQUITY FUND: For the period August 15, 2000 (commencement of operations) through December 31, 2000, the portfolio turnover rate was ___%.

         INTERNATIONAL EQUITY FUND: For the period August 15, 2000 (commencement of operations) through December 31, 2000, the portfolio turnover rate was ____%.


                             INVESTMENT LIMITATIONS

         Each Fund is subject to the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of a Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund. A Fund will not:

         (1) enter into commodities or commodity contracts, other than financial and currency futures contracts, options on futures contracts, options on securities, indices and currency, forward contracts, swaps and other financial or currency derivative contracts;

         (2) purchase or sell real estate (including real estate limited partnership interests), although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

         (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, such as bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, (ii) by entering into repurchase agreements and (iii) through the lending of its portfolio securities;

         (4) purchase on margin or sell short except as permitted by the 1940 Act;

         (5) with respect to 75% of its total assets, at the time of purchase invest more than 5% of its total assets or purchase more than 10% of the outstanding voting securities of the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities);

         (6) borrow money, except that the Fund may borrow money as a temporary measure for extraordinary or emergency purposes and may enter into reverse repurchase agreements in an amount not exceeding 331/3% of its total assets at the time of the borrowing;

         (7)      underwrite  the  securities  of other  issuers,  except to the
                  extent  that  the  purchase  and  subsequent   disposition  of
                  securities may be deemed underwriting;

         (8) acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the value of the Fund's total assets would be invested in securities of companies within such industry; other than obligations issued or guaranteed by the U.S.

                  Government, its agencies, enterprises or instrumentalities.

         In addition, as non-fundamental policies, each Fund will not invest more than 15% of its net assets, at the time of purchase, in illiquid securities, including repurchase agreements which have maturities of more than seven days; a Fund will not make additional investments while borrowings representing more than 5% of the Fund's total assets are outstanding; and a Fund will not invest for the purpose of exercising control over management of any company.

         If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value of assets will not constitute a violation of such restriction, except that any borrowings by a Fund that exceed the limitation set forth in investment limitation 5 above must be reduced to meet such limitation within the period required by the 1940 Act (currently three days, not including Sundays and holidays).

                             MANAGEMENT OF THE FUNDS

BOARD MEMBERS AND OFFICERS. The business and affairs of the Trust are managed under the direction of its Board. The Trust's officers, under the supervision of the Board, manage the day to day operations of the Trust. The Board Members set broad policies for the Trust and choose its officers. The following is a list of the Board Members and officers of the Trust and a brief statement of their principal occupations during the past five years.


[TO BE UPDATED]

   Name and Address                     Age       Position(s) with Trust        Principal Occupation During Past Five Years
   ----------------                     ---       ----------------------        -------------------------------------------

Jean G. Pilloud*                        56        President and Chairman        Senior Manager of Pictet & Cie.
Pictet & Cie
29, Boulevard Georges-Favon
1204 Geneva
Switzerland

Jean-Francois Demole*                   38        Trustee                       Partner of Pictet & Cie since 1998; CEO of
Pictet & Cie                                                                    Pictet (Canada) & Co. Ltd. from 1994-1997.
29, Boulevard Georges-Favon
1204 Geneva
Switzerland

Jeffrey P. Somers,*                     57        Trustee                       Officer,  Director  and  Stockholder  of
Morse, Barnes-Brown & Pendleton                                                 Morse,  Barnes-Brown  &  Pendleton  (law
1601 Trapelo Road                                                               firm);  Associate  lawyer  and  Partner,
Reservoir Place                                                                 Gadsby & Hannah, prior to February 1995.
Waltham, MA  02154

Bruce W. Schnitzer                      55        Trustee                       Chairman of the Board of Wand  Partners,
Wand Partners, Inc.                                                             Inc.;   Director,   PennCorp   Financial
630 Fifth Avenue, Suite 2435                                                    Group, AMRESCO Inc., and Nestor, Inc.
New York, NY  10111

Edward L. Hoyt                          --        Trustee                       Trustee  and  President  of the Board of
1115 Fifth Avenue                                                               the Museum of the Hudson Highlands since
New York, NY  10128                                                             1995; Director of Econergy International
                                                                                Corporation  (private consulting company
                                                                                specializing    in   renewable    energy
                                                                                projects)  from  1997-1999 and financial
                                                                                consultant  since  1999;  Member  of the
                                                                                Visiting     Committee    of    M.I.T.'s
                                                                                Department  of  Humanities   and  Social
                                                                                Science  since  1998;  Advisor  for  the
                                                                                International   Environment  &  Resource
                                                                                Policy Program at the Fletcher School of
                                                                                Law and Diplomacy.

David J. Callard                        61        Trustee                       President, Wand Partners, Inc.; Director,
Wand Partners, Inc.                                                             Information Management Associates,  Inc.,
630 Fifth Avenue, Suite 2435                                                    Sky Mall, Inc. and iGo Corporation.
New York, NY  10111

-------------------

* Board Members Pilloud, Demole and Somers are "interested persons" of the Trust as defined in the 1940 Act.


Gail A. Hanson                          58        Secretary                     Vice President, PFPC Inc. Ms. Hanson has
PFPC Inc.                                                                       been  employed  by PFPC  Inc.  (formerly
101 Federal Street                                                              known as First  Data  Investor  Services
Boston, MA  02110                                                               Group, Inc.) since September 1994.

Brian O'Neill                           31        Treasurer                     Manager    of    Financial     Reporting
PFPC Inc.                                                                       Department at PFPC Inc. since 1994.
3200 Horizon Drive
King of Prussia, PA 19406



REMUNERATION OF BOARD MEMBERS. The Trust pays each Board member (except those employed by the Adviser or its affiliates) an annual fee of $5,000 plus $500 for each Board meeting attended and out-of-pocket expenses incurred in attending such meetings.


         In addition, the Trustees established an Audit Committee consisting of three members. The Audit Committee members are Messrs. Callard, Hoyt and Schnizter. Each member earns an additional fee of $500 for each Audit Committee meeting attended.

         The Trustees have also established a Pricing Committee consisting of four members. The Pricing Committee members are Messrs. Callard, Somers, Hoyt and Demole. Each member earns an additional fee of $500 for each Pricing Committee meeting attended.

         The Trustees have also established a Nominating Committee consisting of three members. The Pricing Committee members are Messrs. Callard, Schnitzer and Hoyt. Each member earns an additional fee of $500 for each Nominating Committee meeting attended.



                               COMPENSATION TABLE


         The following table sets forth the compensation paid to the Trustees for the Trust for the fiscal year ended December 31, 2000. Compensation is not paid to any officers of the Trust by the Fund. Further, the Trust does not provide any pension or retirement benefits to its Trustees and officers.



[TO BE UPDATE]

---------------------------- ----------------------- ----------------------------- -----------------------------------
NAME OF PERSON AND POSITION   Eastern European Fund   Global Emerging Markets Fund  International Small Companies Fund
---------------------------   ---------------------   ----------------------------  ----------------------------------
David J. Callard
Trustee
---------------------------- --------------------- ---------------------------- -------------------------------------
Jean-Francois Demole
Trustee
---------------------------- --------------------- ---------------------------- -------------------------------------
Edward L. Hoyt
Trustee
---------------------------- --------------------- ---------------------------- -------------------------------------
Jean G. Pilloud
Trustee
---------------------------- --------------------- ---------------------------- -------------------------------------
Bruce W. Schnizter
Trustee
---------------------------- --------------------- ---------------------------- -------------------------------------
Jeffrey P. Somers
Trustee
---------------------------- --------------------- ---------------------------- -------------------------------------




[TO BE UPDATE]

---------------------------- --------------------- ---------------------------- -------------------------------------
NAME OF PERSON AND POSITION  European Equity Fund   International Equity Fund    TOTAL COMPENSATION FROM FUND COMPLEX
---------------------------  --------------------   -------------------------    ------------------------------------
David J. Callard
Trustee
---------------------------- --------------------- ---------------------------- -------------------------------------
Jean-Francois Demole
Trustee
---------------------------- --------------------- ---------------------------- -------------------------------------
Edward L. Hoyt
Trustee
---------------------------- --------------------- ---------------------------- -------------------------------------
Jean G. Pilloud
Trustee
---------------------------- --------------------- ---------------------------- -------------------------------------
Bruce W. Schnizter
Trustee
---------------------------- --------------------- ---------------------------- -------------------------------------
Jeffrey P. Somers
Trustee
---------------------------- --------------------- ---------------------------- -------------------------------------


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

EASTERN EUROPEAN FUND:
----------------------

         As of February 15, 2001, the following entities owned 5% or more of the outstanding shares of the Fund:

                                                SHARES HELD          % OF SHARES
                                                -----------          -----------
         Richard T. Peery                       100,351.773          47.18%
         2560 Mission College Blvd #101
         Santa Clara, CA  95054

         John Arrilliga                          49,999.998          23.51%
         2560 Mission College Blvd #101
         Santa Clara, CA  95054

         Bessemer Trust Company                  37,579.305          17.67%
         100 Woodbridge Center Drive
         Woodbridge, NJ  07095

         Charles Schwab & Co., Inc.              14,660.229           6.89%
         Omnibus Spec. Cust. Acct. FBO Cust.
         101 Montgomery Street
         San Francisco, CA 94104

         As of February 15, 2001, David J. Callard, a Trustee of the Trust owned 4.75% of the outstanding shares of the Fund.


GLOBAL EMERGING MARKETS FUND:



         As of February 15, 2001, the following entities owned 5% or more of the outstanding shares of the Fund:
                                                SHARES HELD          % OF SHARES
                                                -----------          -----------

         The Salvation Army Eastern Territory   2,320,761.136        16.17%
         440 West Nyack Road
         West Nyack, NY  10994

         The Salvation Army Southern Territory  2,125,366.500        14.81%
         1424 Northeast Expressway
         Atlanta, GA  30329

         City of Richmond                       2,097,104.507        14.61%
         Richmond Retirement System
         P.O. Box 10252
         Richmond, VA  23240

         University of Miami                    2,030,001.604        14.14%
         250 Ashe Building
         Coral Gables, FL 33146

         The Salvation Army Central Territory   1,785,221.250        12.44%

         10 West Algonquin Road
         Des Plaines, IL  60016

         The National YMCA Fund, Inc.             838,615.291         5.84%
         101 North Wacker Drive
         Chicago, IL  60606

         As of February 15, 2001, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.


INTERNATIONAL SMALL COMPANIES FUND:
-----------------------------------

         As of February 15, 2001, the following entity owned 5% or more of the outstanding shares of the Fund:
                                                SHARES HELD          % OF SHARES
                                                -----------          -----------

         The Salvation Army                     923,782.835          34.75%
         Eastern Territory
         440 West Nyack, NY  10994-1739

         The Salvation Army                     738,910.236          27.79%
         Central Territorial Headquarters
         10 West Algonquin Road
         Des Plaines, IL  60016-6006

         Hendrix College                        228,329.848          8.59%
         1600 Washington Avenue
         Conway, AR  72032

         Charles Schwab & Co., Inc.             207,325.856          7.79%
         Omnibus Spec. Cust. Acct. FBO Cust.
         101 Montgomery Street
         San Francisco, CA  94104

         National Investor Services Corp.       135,559.350          5.09%
         55 Water Street, 2nd Floor
         New York, NY  10041

         As of February 15, 2001, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.


EUROPEAN EQUITY FUND:
---------------------

         As of February 15, 2001, the following entities owned 5% or more of the outstanding shares of the Fund:

                                                SHARES HELD          % OF SHARES
                                                -----------          -----------

         Fox & Co.                              1,008,331.479        100.00
         P.O. Box 976
         New York, NY  10268

         As of February 15, 2001, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.


INTERNATIONAL EQUITY FUND:


         As of February 15, 2001, the following entities owned 5% or more of the outstanding shares of the Fund:

                                                SHARES HELD          % OF SHARES
                                                -----------          -----------
         Fox & Co.                              1,002,892.102        100.00%
         P.O. Box 976
         New York, NY  10268

         As of February 15, 2001, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.


                                 CODE OF ETHICS


         The Board of Trustees has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Trust's Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Trust's Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by a Fund in the same security. The Trust's Code of Ethics also prohibits short term trading profits. The Code requires prior approval with respect to purchases of securities in private placements and personal investment in initial public offerings.

         The Trust's adviser, Pictet International Management Limited, has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code requires prior approval for purchases of securities in private placements and personal investment in initial public offerings.


                     INVESTMENT ADVISORY AND OTHER SERVICES


         The Trust, on behalf of the Funds, has entered into an investment advisory agreement with Pictet International Management Limited (the "Adviser"). Subject to the control and supervision of the Trust's Board and in conformance with the stated investment objective and policies of the Funds, the Adviser manages the investment and reinvestment of the assets of the Funds. The Adviser's advisory and portfolio transaction services also include making investment  decisions  for the  Funds,  placing  purchase  and sale  orders  for portfolio transactions and employing professional portfolio managers and security analysts who provide research services to the Funds.


         The Adviser, located at Tower 42, Level 37, 25 Old Broad Street, London, EC2N 1HQ, United Kingdom, is a wholly-owned subsidiary of Pictet (Canada) and Company Ltd. ("Pictet Canada"). Pictet Canada is a partnership whose principal activity is investment accounting, custody and securities brokerage. Pictet Canada has two general partners, Pictet Advisory Services Overseas and FINGEST, and eight limited partners, each of whom is also a partner of Pictet & Cie, a Swiss private bank founded in 1805.

EASTERN EUROPEAN FUND
---------------------

[TO BE UPDATED]
         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly, at the annual rate of 1.50% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed not to impose its fees and to reimburse expenses as may be necessary to assure that the net operating expenses of the Fund will not exceed 2.00% of the Fund's average daily net assets. For the year ended December 31, 2000, December 31, 1999 and the period April 7, 1998 (commencement of operations) through December 31, 1998 the Fund incurred $_______, $24,313 and $20,711, respectively, in fees for advisory services. For these periods, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                      Year             Year           Period
                                      Ended            Ended          Ended
                                     December         December       December
                                     31, 2000         31, 1999       31, 1998
                                     --------         --------       --------

            Fees waived               $               $24,313        $20,711
                                      ------
            Expenses reimbursed       $               $79,131        $79,127
                                      ------


GLOBAL EMERGING MARKETS FUND
----------------------------

[TO BE UPDATED]
         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly at the annual rate of 1.25% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.70% of the Fund's average daily net assets. For the years ended December 31, 2000, December 31, 1999 and December 31, 1998, the Fund incurred $_______, $1,723,832 and $1,464,171, respectively, in fees for advisory services. For these periods, the Adviser waived fees in the amounts as follows:


                                      Year             Year           Year
                                      Ended            Ended          Ended
                                     December         December       December
                                     31, 2000         31, 1999       31, 1998
                                     --------         --------       --------

            Fees waived              $                $309,921       $348,985
                                      ------


INTERNATIONAL SMALL COMPANIES FUND
----------------------------------

[TO BE UPDATED]
         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services calculated daily and payable monthly at the annual rate of 1.00% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.20% of the Fund's average daily net assets. For the years ended December 31, 2000, December 31, 1999 and December 31, 1998, the Fund incurred $______, $50,263 and $160,128, respectively, in fees for advisory services. For these periods, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                       Year             Year          Year
                                      Ended            Ended          Ended
                                     December         December       December
                                     31, 2000         31, 1999       31, 1998
                                     --------         --------       --------

Fees Waived                          $                $50,263        $160,128
                                      ------
Expenses Reimbursed                  $                $75,736        $17,265
                                      ------


EUROPEAN EQUITY FUND
--------------------

[TO BE UPDATED]
         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Funds for its services, calculated daily and payable monthly, at the annual rate of 0.75% of the Funds' average daily net assets. Currently, the Adviser voluntarily has agreed not to impose its fees and to reimburse expenses as may be necessary to assure that the net operating expenses of the Funds will not exceed 1.00% of the Fund's average daily net assets. For the period August 15, 2000 (commencement of operations) through December 31, 2000, the Fund incurred $_______ in fees for advisory services. For this period, the Adviser waived fees in the amounts as follows:

                                    August 15,         Year           Year
                                   2000 through        Ended          Ended
                                     December         December       December
                                     31, 2000         31, 1999       31, 1998
                                     --------         --------       --------

            Fees waived              $                  N/A            N/A
                                      -------


INTERNATIONAL EQUITY FUND
-------------------------

[TO BE UPDATED]
         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly, at the annual rate of 0.75% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed not to impose its fees and to reimburse expenses as may be necessary to assure that the net operating expenses of the Fund will not exceed 1.00% of the Fund's average daily net assets. For the period August 15, 2000 (commencement of operations) through December 31, 2000, the Fund incurred $_______ in fees for advisory services. For this period, the Adviser waived fees in the amounts as follows:

                                    August 15,         Year           Year
                                   2000 through        Ended          Ended
                                     December         December       December
                                     31, 2000         31, 1999       31, 1998
                                     --------         --------       --------


            Fees waived              $                   N/A            N/A
                                      ------


ADMINISTRATIVE AND TRANSFER AGENT SERVICES
------------------------------------------
         PFPC Inc. ("PFPC") serves as the Trust's administrator, accounting agent and transfer agent, and in these capacities, supervises the Trust's day-to-day operations, other than management of the Funds' investments. PFPC is a majority-owned subsidiary of PNC Bank Corp. For its services as accounting agent, PFPC is entitled to receive a fee from the Trust computed daily and payable monthly at the annual rate of .04% of the aggregate average daily net assets of the Trust, subject to a $50,000 annual minimum from each Fund. For administrative services, PFPC is entitled to receive $220,000 per annum from the

Trust, allocated among the Funds of the Trust based on average daily net assets. In addition, PFPC is paid separate compensation for its services as transfer agent.

         PFPC is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

         Prior to December 1, 1999, administrative services were provided to the Trust by First Data Investor Services Group, Inc. ("Investor Services Group"). Effective December 1, 1999, Investor Services Group became a majority-owned subsidiary of PNC Bank Corp. As a result of this transaction, Investor Services Group is now known as PFPC Inc ("PFPC").


         Pursuant to an administration agreement, for the years ended December 31, 2000, 1999 and 1998, the Funds incurred the following in fees to PFPC/Investor Services Group for administration services rendered:

[TO BE UPDATED]

------------------------------ -----------------------   -------------------- ---------------------
      FUND                             YEAR ENDED             YEAR ENDED              YEAR ENDED
                                   DECEMBER 31, 2000      DECEMBER 31, 1999       DECEMBER 31, 1998
------------------------------ -----------------------   -------------------- ---------------------
Eastern European                       $                       $2,574               $8,318 (1)
                                        -------
------------------------------ -----------------------   -------------------- ---------------------
Global Emerging Markets                $                      $209,324              $209,718
                                        -------
------------------------------ -----------------------   -------------------- ---------------------
International Small Companies          $                       $8,102                $32,127
                                        -------
------------------------------ -----------------------   -------------------- ---------------------
European Equity (2)                    $                         N/A                   N/A
                                        -------
------------------------------ -----------------------   -------------------- ---------------------
International Equity (3)               $                         N/A                   N/A
                                        -------
------------------------------ -----------------------   -------------------- ---------------------

(1)  Commenced operations on Ap  ril 7, 1998.
(2)  Commenced operations on August 15, 2000.
(3)  Commenced operations on August 15, 2000.



         DISTRIBUTOR. PFPC Distributors, Inc. ("PFPC Distributors" or the "Distributor") is the principal underwriter and distributor of shares of the Funds pursuant to a distribution agreement with the Trust. PFPC Distributors is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. PFPC Distributors is a wholly-owned subsidiary of PFPC, the administrator, accounting agent and transfer agent for the Trust.




         DISTRIBUTION PLAN

         The Trustees of the Trust adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act for the Retail Class shares of the Funds after having concluded that there is a reasonable likelihood that the Plan will benefit the Retail Class shares of the Funds and their shareholders. The Plan provides for a monthly payment by the Retail Class shares of the Funds to the Distributor in such amounts that the Distributor may request, or for direct payment by the Fund, for certain costs incurred under the Plan, subject to periodic Board approval, provided that each such payment is based on the average daily value of the net assets of the Retail Class shares during the preceding month and is calculated at an annual rate not to exceed 0.25%. The Distributor will use all amounts received under the Plan for payments to broker-dealers or financial institutions (not including banks) for their assistance in distributing shares of the Retail Class and otherwise promoting the sale of Retail Class shares, including payments in amounts based on the average daily value of Retail Class shares owned by shareholders in respect of which the broker-dealer or financial institution has a distributing relationship. The Distributor may also use all or any portion of such fees to pay Fund expenses such as the printing and distribution of prospectuses sent to prospective investors or the preparation, printing and distribution of sales literature and expenses associated with media advertisements.

         The Plan provides for the Distributor to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which the Fund may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who neither are "interested persons" (as defined in the 1940
Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan has been approved, and is subject to annual approval, by the Board of Trustees and by the Trustees who neither are "interested persons" nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Board of Trustees and the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan voted to approve the Plan at a meeting held on March 9, 2001. The Plan is terminable with respect to the Retail Class at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the shares of the Funds.


         CUSTODIAN. Brown Brothers Harriman & Co., located at 40 Water Street, Boston, Massachusetts 02109, serves as the custodian of the Trust's assets.


         INDEPENDENT ACCOUNTANTS.  _______________, located at ________________, serves as independent accountants for the Trust and audits the Trust's financial statements annually and reviews the Funds' federal tax returns.


         COUNSEL.  Hale and Dorr LLP serves as counsel to the Trust.

                             PORTFOLIO TRANSACTIONS

         The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Funds and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds. The Adviser, may, however, consistent with the interests of the Funds, select brokers on the basis of the research, statistical and pricing services they provide to the Adviser. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the investment advisory agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Funds and the Adviser's other clients.


         Brokerage commissions paid by the Funds for the years ended December 31, 2000, 1999 and 1998 are listed in the table below. None of these commissions were paid to an affiliate.

[TO BE UPDATED]

------------------------------ -----------------------   --------------------- ---------------------
      FUND                             YEAR ENDED              YEAR ENDED              YEAR ENDED
                                   DECEMBER 31, 2000       DECEMBER 31, 1999       DECEMBER 31, 1998
------------------------------ -----------------------   --------------------- ---------------------

------------------------------ -----------------------   --------------------- ---------------------


                               67

Eastern European                     $                          $8,176                 $15,644 (1)
                                      -------
------------------------------ -----------------------   --------------------- ---------------------
Global Emerging Markets              $                         $1,298,048              $1,381,821
                                      -------
------------------------------ -----------------------   --------------------- ---------------------
International Small Companies        $                          $59,075                $188,921
                                      -------
------------------------------ -----------------------   --------------------- ---------------------
European Equity (2)                  $                            N/A                    N/A
                                      -------
------------------------------ -----------------------   --------------------- ---------------------
International Equity (3)             $                            N/A                    N/A
                                      -------
------------------------------ -----------------------   --------------------- ---------------------

(1)  Commenced operations on April 7, 1998.
(2)  Commenced operations on August 15, 2000.
(3)  Commenced operations on August 15, 2000.


         Some securities considered for investment by the Fund may also be appropriate for other clients of the Adviser. If the purchase or sale of securities is consistent with the investment policies of the Fund and one or more of these other clients served by the Adviser and is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.

                     ADDITIONAL INFORMATION CONCERNING TAXES


         GENERAL. The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

         The discussions of tax consequences in the Prospectus and this Additional Statement are based on the Internal Revenue Code of 1986, as amended (the "Code") and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Each Fund is treated as a separate taxable entity under the Codeand has elected to be treated and intends to qualify each year as a regulated investment company. Qualification as a regulated investment company under the Code requires, among other things, that each Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for a taxable year. In addition, each Fund must satisfy certain requirements with respect to the source of its income for each taxable year. At least 90% of the gross income of each Fund for a taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from forward contracts) derived with respect to its business of investing in such stock, securities or currencies. The Treasury Department by regulation may exclude from qualifying income foreign currency gains which are not related directly to a Fund's principal business of investing in stock or securities. Any income derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to its business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by a Fund in the same manner as by the partnership or trust.


         In order to qualify as a regulated investment company, each Fund must also diversify its holdings so that, at the close of each quarter of its taxable year (i) at least 50% of the market value of its total

(gross) assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of each Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

         Any distribution of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as a capital gain, regardless of how long the shareholder has held a Fund's shares. A Fund will designate such distributions as capital gain distributions in a written notice mailed to shareholders within 60 days after the close of a Fund's taxable year. Capital gain distributions may be subject to tax at different maximum rates for individual (noncorporate) investors, depending upon each investor's tax bracket, the assets from which a Fund realized the gains, and a Fund's holding periods for those assets.

         Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the character of and tax rate applicable to any gains or losses recognized in such transactions under the new rate structure for capital gains and losses that was added to the Code by federal tax legislation enacted in 1997. Shareholders should note that, upon the sale of Fund shares, if the shareholder has not held such shares for tax purposes for more than six months, any loss on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distributions received with respect to the shares. Losses on a redemption or other sale of shares may also be disallowed under wash sale rules if other shares of a Fund are acquired (including dividend reinvestments) within a prescribed period.

         An individual's net long-term capital gains are taxable at a maximum effective rate of 20%. Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. For corporations, long-term and short-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (although surtax provisions apply at certain income levels to result in higher effective marginal rates).

         If a Fund retains net capital gain for reinvestment, a Fund may elect to treat such amounts as having been distributed to shareholders. As a result, the shareholders would be subject to tax on undistributed net capital gain, would be able to claim their proportionate share of the federal income taxes paid by a Fund on such gain as a credit against their own federal income tax liabilities and would be entitled to an increase in their basis in their Fund shares.

         If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of a Fund's current and accumulated earnings and profits and would be eligible for the dividends-received deduction for corporations.

         FOREIGN TAXES. Income (including, in some cases, capital gains) received from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, a Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and other qualified foreign taxes paid by it. If this election is made, each taxable shareholder will be required to include in gross income (in addition to dividends and distributions actually received) his pro rata share of the qualified foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). If a Fund makes this election, each shareholder will be notified within 60 days after the close of a Fund's taxable year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to each Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency gains, including currency gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to or does not make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

         Each Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operating as investment companies, also may satisfy the PFIC definition. A portion of the income and gains that a Fund derives from an equity investment in a PFIC may be subject to a non-deductible federal income tax (including an interest-equivalent amount) at the Fund level. In some cases, a Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income actually is distributed by the PFIC or by making an election (if available) to mark its PFIC investments to market or by otherwise managing its PFIC investments. A Fund will endeavor to limit its exposure to the PFIC tax by any available techniques or elections. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Fund may incur the PFIC tax in some instances.

         OTHER TAX MATTERS. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include transactions in foreign currency denominated debt instruments, foreign currency denominated payables and receivables, foreign currencies and foreign currency forward contracts. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any other gain or loss on the underlying transaction (subject to certain netting rules) and, absent an election that may be available in some cases, generally is taxable as ordinary gain or loss. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. Mark to market and other tax rules applicable to certain currency forward contracts may affect the amount, timing and character of a Fund's income, gain or loss and hence of its distributions to shareholders. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

         Each Fund is required to recognize income currently each taxable year for federal income tax purposes under the Code's original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, each Fund must distribute substantially all of its income to shareholders. Thus, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.


[TO BE UPDATED]
         With respect to the Eastern European Fund, under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 1999, the Fund elected to defer capital losses occurring between November 1, 1999 and December 31, 1999 of $29,835 under these rules. Such losses were treated as arising on the first day of the year ending December 31, 2000. At December 31, 1999, the Fund had capital loss carryforwards of $521,873 and $59,601, expiring in the years 2006 and 2007, respectively.

         With respect to the Global Emerging Markets Fund, under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 1999, the Fund elected to defer currency losses occurring between November 1, 1999 and December 31, 1999 of $209,993 under these rules. Such losses were treated as arising on the first day of the year ending December 31, 2000. At December 31, 1999, the Fund had a capital loss carryforward of $48,459,013, expiring in year 2006.

         With respect to the International Small Companies Fund, under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 1999, the Fund elected to defer currency losses occurring between November 1, 1999 and December 31, 1999 of $13,674 under these rules. Such losses were treated as arising on the first day of the year ending December 31, 2000.


         Provided that it qualifies as a regulated investment company, a Fund will not be liable for Massachusetts income taxes or franchise taxes.

         Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit a Fund's ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

         Different  tax  treatment,   including   penalties  on  certain  excess
contributions  and  deferrals,   certain   pre-retirement  and   post-retirement
distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         Dividends declared in October, November or December payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, in the event such dividends are paid during January of the following year.

         A 4% nondeductible excise tax is imposed under the Code on regulated investment companies that fail to currently distribute for each calendar year specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) earned in specified periods. A Fund expects that it generally will make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income for each calendar year to avoid liability for this excise tax.

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

         Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a Fund is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from a Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in a Fund.

                            PERFORMANCE CALCULATIONS


         Each Fund may advertise its average annual total return for a class of shares. A Fund computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


                             T               = [( ERV )1/n - 1]
                                                  ---
                                                   P

                     Where:  T    =   average annual total return.
                           ERV    =   ending redeemable value at the end
                                      of  the   period   covered   by  the
                                      computation of a hypothetical $1,000
                                      payment made at the beginning of the
                                      period.

                             P    =   hypothetical initial payment of $1,000.

                             n    =   period  covered  by  the   computation,
                                      expressed in terms of years.


         The Fund computes its aggregate total return for a class of shares by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                             T    =   [(  ERV  ) - 1]
                                          ---
                                           P

         The calculations of average annual total return and aggregate total return for a class of shares assume the reinvestment of all dividends and capital gain distributions. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. A Fund's average annual total return and aggregate total return for a class of shares do not reflect any fees charged by Institutions to their clients.



[TO BE UPDATED]

          For the periods ended December 31, 2000:

--------------------------------------------------------------------------------

                                      AVERAGE ANNUAL TOTAL RETURNS (%)
------------------------------ ---------- ---------- ---------- ----------------
                               1 Year      5 Year     10 Year    Since Inception
------------------------------ ---------- ---------- ---------- ----------------
Eastern European                            N/A        N/A
                                -------                             --------
----------------------------- ---------- ---------- ---------- -----------------
Global Emerging Markets                                N/A
                                -------                             --------
----------------------------- ---------- ---------- ---------- -----------------
International Small Companies               N/A        N/A
                                -------                             --------
----------------------------- ---------- ---------- ---------- -----------------
European Equity                   N/A       N/A        N/A
                                                                    --------
----------------------------- ---------- ---------- ---------- -----------------
International Equity               N/A         N/A        N/A
                                                                    --------


--------------------------------------------------------------------------------
                                       AGGREGATE TOTAL RETURNS (%)
--------------------------------------------------------------------------------
                                1 Year      5 Year     10 Year   Since Inception
------------------------------ ---------- ---------- ---------- ----------------
Eastern European                             N/A        N/A
                                -------                             --------
Global Emerging Markets                                 N/A
                                -------      -----                  --------
International Small Companies                N/A        N/A
                                -------                             --------
European Equity                 N/A          N/A        N/A
                                                                    --------
International Equity            N/A          N/A        N/A
                                                                    --------
------------------------------ ---------- ---------- ---------- ----------------
                              GENERAL INFORMATION

         DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

         Each Fund's policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that generally will avoid both income and the Federal excise tax on undistributed income and gains (see discussion under "Dividends, Capital Gain Distributions and Taxes" in the Prospectus). The amounts of any income dividends or capital gain distributions cannot be predicted.

         Any dividend or distribution paid shortly after the purchase of shares of a Fund by an investor may have the effect of reducing the per share net asset value of a Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of a portion of the purchase price, are subject to income taxes as set forth in the Prospectus.

         DESCRIPTION OF SHARES AND VOTING RIGHTS

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may be held personally liable as partners for its obligations under certain circumstances. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust was organized as a Massachusetts business trust on May 23, 1995. Effective April 30, 2000, the Trust's name changed from Panorama Trust to Pictet Funds. The Declaration of Trust authorizes the Trustees to classify and reclassify any unissued shares into one or more series and classes of shares. Currently the Trust has five series. The Trustees have authorized the issuance of an unlimited number of shares of beneficial interest, $0.001 par value, in two separate classes of shares in each of the Trust's Funds:
Institutional  and Retail

Class shares. The Retail Class is identical to the Institutional Class except that the Retail Class shares of the Funds each have adopted a Rule 12b-1 Distribution Plan pursuant to which the Retail Class shares of the Funds may reimburse the distributor, or others, on a monthly basis for costs and expenses incurred by the distributor in connection with the distribution and marketing of shares of the Funds.



         When matters are submitted for shareholder vote, shareholders of a Fund will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. As of February 15, 2001, Richard T. Peery, Santa Clara, CA may be deemed to control the Eastern European Fund by virtue of owning more than 25% of the outstanding shares of the Fund. As of February 15, 2001, The Salvation Army may be deemed to control the International Small Companies Fund by virtue of owning more than 25% of the outstanding shares of the Fund. As of February 15, 2001, Fox & Co., New York, NY may be deemed to control the European Equity and International Equity Funds by virtue of owning more than 25% of the outstanding shares of the Fund.


         Shares of each series are entitled to vote separately to approve investment advisory agreements or charges in fundamental investment policies, but vote together on the election of Trustees or selection of independent accountants.


         Under Massachusetts law and the Declaration of Trust, the Trust is not required and currently does not intend to hold annual meetings of shareholders for the election of Trustees except as required under the 1940 Act. Meetings of shareholders for the purpose of electing Trustees normally will not be held unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares of a class at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders upon the written request of shareholders holding at least 10% of the Trust's outstanding shares of a class. In addition, shareholders who meet certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of such meeting.


         Shareholder inquiries should be addressed to the Trust at the address or telephone number stated on the cover page.

t 3

                              FINANCIAL STATEMENTS


         The Trust's annual report for the year ended December 31, 2000 accompanies this Statement of Additional Information and the Funds' financial statements, financial highlights and related notes and the report of independent accountants contained therein are incorporated by reference into this Statement of Additional Information.

        APPENDIX -- DESCRIPTION OF RATINGS AND U.S. GOVERNMENT SECURITIES

I.       DESCRIPTION OF COMMERCIAL PAPER RATINGS

         Description of Moody's highest commercial paper rating: PRIME-1 ("P-1") --judged to be of the best quality. Issuers rated P-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         Description  of S&P highest  commercial  papers  ratings:  A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- this designation indicates the degree of safety regarding timely payment is either overwhelming or very strong.

         DESCRIPTION OF BOND RATINGS

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

           A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         PLUS (+) OR MINUS (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          AA - Bonds that are rated AA are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

           A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         BAA - Bonds that are rated BAA are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Those bonds in the Aa, A and Baa categories which Moody's believes possess the strongest investment attributes, within those categories are designated by the symbols Aa1, A1 and Baa1, respectively.

II.      DESCRIPTION OF U.S. GOVERNMENT SECURITIES AND CERTAIN OTHER SECURITIES

         The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

         U.S. Treasury securities are backed by the "full faith and credit" of the United States Government. Securities issued or guaranteed by federal agencies and U.S. Government sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain agencies, enterprises and instrumentalities, such as the Government
National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

         Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

         An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

                              C: OTHER INFORMATION

ITEM 23.      EXHIBITS

                      Exhibits:

                      a(1)          Declaration of Trust dated May 23, 1995 is incorporated by reference to Post-Effective No. 3 as filed with the Securities and Exchange Commission January 2, 1996 ("Post-Effective Amendment No.
                                    3").

                      a(2)          Amendment to the Declaration of Trust dated June 8, 1995 is incorporated by reference to
                                    Post-Effective Amendment No. 3.

                      a(3)          Amendment to the Declaration of Trust dated December 28, 1995 is incorporated by reference to
                                    Post-Effective Amendment No. 3.

                      a(4)          Amendment to the Declaration of Trust dated March 1, 1996 is incorporated by reference to
                                    Post-Effective Amendment No. 4 as filed with the Securities and Exchange Commission April 1,
                                    1996 ("Post-Effective Amendment No. 4").

                      a(5)          Amendment to the Declaration of Trust dated April 17, 1997 is incorporated by reference to
                                    Post-Effective Amendment No. 8 as filed with the Securities and Exchange Commission April 30,
                                    1998 ("Post-Effective Amendment No. 8").

                      a(6)          Amendment to the Declaration of Trust dated April 13, 1999 is incorporated by reference to
                                    Post-Effective Amendment No. 12.

                      a(7)          Amendment to the Declaration of Trust dated May 11, 2000 is incorporated by reference to
                                    Post-Effective Amendment No. 16.


                      b             By-Laws dated May 23, 1995, as amended on December 15, 2000, are filed herewith.


                      c             Not Applicable.

                      d(1)          Investment Advisory Agreement between Registrant and Pictet International Management Limited
                                    dated October 3, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3

                      d(2)          Supplement dated January 2, 1996 to the Investment Advisory Agreement with respect to Pictet
                                    International Small Companies Fund is incorporated by reference to Post-Effective Amendment No.
                                    4.

                      d(3)          Supplement dated March 12, 1997 to the Investment Advisory Agreement with respect to Pictet
                                    Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.


                      d(4)          Supplement to the Investment Advisory Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.



                               78


                      d(5)          Supplement to the Investment Advisory Agreement with respect to Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.




                      e             Distribution Agreement between Registrant and PFPC Distributors, Inc. dated December 31, 2000 is filed herewith.



                      f             Not Applicable.

                      g(1)          Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated September 15,
                                    1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to
                                    Post-Effective Amendment No. 3.

                      g(2)          Amendment to Custodian Agreement dated January 10, 1996 with respect to Pictet International
                                    Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4.

                      g(3)          Amendment to Custodian Agreement dated September 13, 1996 is incorporated by reference to
                                    Post-Effective Amendment No. 6 filed with the Securities and Exchange Commission February 17,
                                    1997.

                      g(4)          Amendment to Custodian Agreement dated September 16, 1997 with respect to Pictet Eastern
                                    European Fund is incorporated by reference to Post-Effective Amendment No. 8.

                      g(5)          Amendment to Custodian Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 10.


                      g(6)          Amendment to Custodian Agreement with respect to Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.


                      h(1)          Transfer Agency and Services Agreement between Registrant and The Shareholder Services Group,
                                    Inc. (now known as PFPC Inc.) dated October 3, 1995 with respect to Pictet Global Emerging
                                    Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

                      h(2)          Supplement dated January 2, 1996 to the Transfer Agency and Services Agreement with respect to
                                    Pictet International Small Companies Fund is incorporated by reference to Post-Effective
                                    Amendment No. 4.

                      h(3)          Supplement dated March 12, 1997 to the Transfer Agency and Services Agreement with respect to
                                    Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

                      h(4)          Supplement to the Transfer Agency and Services Agreement with respect to Pictet European Equity
                                    Fund is incorporated by reference to Post-Effective Amendment No. 10.


                      h(5)          Supplement to the Transfer Agency and Services Agreement with respect to Pictet International
                                    Equity Fund is is incorporated by reference to Post-Effective Amendment No. 17.


                      h(6)          Administration Agreement dated October 3, 1995 between Registrant and The Shareholder Services
                                    Group, Inc. (now known as PFPC Inc.) with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.


                               79

                      h(7)          Amendment dated September 24, 1999 to the Administration Agreement dated October 3, 1995 is incorporated by reference to Post-Effective Amendment No. 13.

                      h(8)          Supplement dated January 2, 1996 to the Administration Agreement dated October 3, 1995 with respect to Pictet International Small Companies Fund is incorporated by reference to
                                    Post-Effective Amendment No. 4.

                      h(9)          Supplement dated March 12, 1997 to the Administration Agreement with respect to Pictet Eastern
                                    European Fund is incorporated by reference to Post-Effective Amendment No. 8.

                      h(10)         Supplement to the Administration Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 10.


                      h(11)         Supplement to the Administration Agreement with respect to Pictet International Equity Fund is is incorporated by reference to Post-Effective Amendment No. 17.


                      h             (12) Form of Amendment No. 12 dated August 16, 2000 to the Administration Agreement dated
                                    October 3, 1995 is filed herewith.


                      i             Opinion of Hale and Dorr LLP to be filed by subsequent amendment.


                      j(1)          Power of Attorney is filed herewith.


                      j(2)          Not Applicable.

                      k             Not Applicable.

                      l(1)          Purchase Agreement dated October 2, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

                      l(2)          Purchase Agreement dated February 1, 1996 with respect to Pictet International Small Companies is incorporated by reference to Post-Effective Amendment No. 4.

                      l(3)          Purchase Agreement dated March 12, 1997 with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.


                      l(4)          Form of Purchase Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.



                      l(5)          Form of Purchase Agreement with respect to Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.


                      m             Retail Class Plan of Distribution pursuant to Rule 12b-1 is filed herewith.


                      n             Multiple Class Plan pursuant to Rule 18f-3 is filed herewith.



                      o(1)          Code of Ethics for the Trust is incorporated by reference to Post-Effective Amendment No.
                                    17.

                      o(2)          Code of Ethics for Pictet International Management Limited is incorporated by reference to
                                    Post-Effective Amendment No. 14.

ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 25.      INDEMNIFICATION

Under Section 4.3 of Registrant's Declaration of Trust, any past or present Trustee or officer of Registrant (hereinafter referred to as a "Covered Person") is indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit, or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, as amended, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, as amended, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust, as amended, and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, as amended, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer, or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Pictet International Management Limited (the "Adviser") is an affiliate of Pictet & Cie (the "Bank"), a Swiss private bank which was founded in 1805. The Bank manages the accounts for institutional and private clients and is owned by eight partners. The Adviser, established in 1980, manages the investment needs of clients seeking to invest in the international fixed revenue and equity markets.

The list required by this Item 26 of officers and directors of Pictet International Management Limited, together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Pictet International Management Limited pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15143).


ITEM 27.      PRINCIPAL UNDERWRITERS

Item 27.  Principal Underwriter
-------   ---------------------
     (a) PFPC  Distributors,   Inc.  (the   "Distributor")   acts  as  principal
         underwriter for the following investment companies as of February 26, 2001:

                  International Dollar Reserve Fund I, Ltd.

                  Provident Institutional Funds Trust
                  Columbia Common Stock Fund, Inc.
                  Columbia Growth Fund, Inc.
                  Columbia International Stock Fund, Inc.
                  Columbia Special Fund, Inc.
                  Columbia Small Cap Fund, Inc.
                  Columbia Real Estate Equity Fund, Inc.
                  Columbia Balanced Fund, Inc.
                  Columbia Daily Income Company
                  Columbia U.S. Government Securities Fund, Inc.
                  Columbia Fixed Income Securities Fund, Inc.
                  Columbia Municipal Bond Fund, Inc.
                  Columbia High Yield Fund, Inc.
                  Columbia National Municipal Bond Fund, Inc.
                  Columbia Strategic Value Fund, Inc.
                  Columbia Technology Fund, Inc.
                  GAMNA Series Funds, Inc.
                  WT Investment Trust
                  Kalmar Pooled Investment Trust
                  The RBB Fund, Inc.
                  Robertson Stephens Investment Trust
                  Harris Insight Funds Trust
                  AFBA 5 Star Funds
                  Alleghany Funds
                  Deutsche Asset Management VIT Funds
                  Forward Funds, Inc.
                  Hillview Investment Trust II
                  IBJ Funds Trust

                  LKCM Funds
                  Matthews International Funds
                  McM Funds
                  Metropolitan West Funds
                  New Covenant Funds, Inc.
                  Pictet Funds
                  Stratton Growth Fund, Inc.
                  Stratton Monthly Dividend REIT Shares, Inc.
                  The Stratton Funds, Inc.
                  The Galaxy Fund
                  The Galaxy VIP Fund
                  Galaxy Fund II
                  Trainer, Wortham First Mutual Funds
                  Undiscovered Managers Funds
                  Wilshire Target Funds, Inc.
                  Weiss, Peck & Greer Funds Trust
                  Weiss, Peck & Greer International Fund
                  WPG Growth and Income Fund
                  WPG Tudor Fund
                  RWB/WPG U.S. Large Stock Fund
                  Tomorrow Funds Retirement Trust

                  The BlackRock Funds, Inc. (Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.)

                  Northern Funds Trust and Northern Institutional Funds Trust (Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.)

                  The Offit Investment Fund, Inc. (Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.)

                  The Offit Variable Insurance Fund, Inc. (Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.)

                  ABN AMRO Funds (Distributed by ABN AMRO Distribution Services
                  (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.)





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


         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Provident Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

     (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

            Joseph T. Gramlich      -   Chairman

            Gary M. Gardner         -   President and Chief Executive Officer

            Bruno DiStefano         -   Vice President

            Susan K. Moscaritolo    -   Vice President

            Francis Koudelka        -   Vice President

            Elizabeth T. Holtsbery  -   Vice President

            Rita G. Adler           -   Chief Compliance Officer

            Christine A. Ritch      -   Chief Legal Officer, Secretary and Clerk

            Bradley A. Stearns      -   Assistant Secretary and Assistant Clerk

            John L. Wilson          -   Assistant Secretary and Assistant Clerk

            Douglas D. Castagna     -   Controller

            Craig D. Stokarski      -   Treasurer

     (c) Not applicable.


ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS

All accounts books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of:

              Pictet International Management Limited
              Tower 42, Level 37
              25 Old Broad Street
              London, England EC2N 1HQ
              (records relating to its functions as investment adviser)

              Brown Brothers Harriman & Co.
              40 Water Street
              Boston, Massachusetts  02109
              (records relating to its functions as custodian)

              PFPC Inc.
              101 Federal Street
              BOS 610
              Boston, Massachusetts  02110
              (records relating to its functions as administrator)


              PFPC Inc.
              3200 Horizon Drive
              King of Prussia, PA 19406
              (records relating to its functions as transfer agent)



              PFPC Distributors, Inc.
              3200 Horizon Drive
              King of Prussia, PA 19406
              (records relating to its functions as distributor)

ITEM 29.      MANAGEMENT SERVICES

              Not Applicable.

ITEM 30.      UNDERTAKINGS

              Not Applicable

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 18 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 1st day of March, 2001.

                                                 PICTET FUNDS

                                          By               *
                                                 --------------------
                                                 Jean G. Pilloud
                                                 Chairman, President and Trustee

                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                             Title                                 Date
---------                             -----                                 ----
            *                   Chairman, President                March 1, 2001
---------------------------
(Jean G. Pilloud)                  and Trustee
                                   (principal executive officer)

            *                      Trustee                         March 1, 2001
----------------------------
(Jean-Francois Demole)

            *                      Trustee                         March 1, 2001
----------------------------
(Jeffrey P. Somers, Esq.)

            *                      Trustee                         March 1, 2001
----------------------------
(Bruce W. Schnitzer)

            *                      Trustee                         March 1, 2001
---------------------------
(David J. Callard)

/s/Brian O'Neill                   Treasurer                       March 1, 2001
----------------
(Brian O'Neill)                    (principal financial and
                                   accounting officer)

* By:
                  /s/Gail A. Hanson
                  -----------------
                  Gail A. Hanson
                  as Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT NO.      DESCRIPTION
-----------      -----------
(b)              By-Laws dated May 23, 1995 as amended on December 15, 2000

(e)              Distribution Agreement dated December 31, 2000

(h)(12)          Form of Amendment No. 2 dated August 16, 2000 to Administration
                   Agreement

(j)(1)           Power of Attorney

(m)              Retail Class Plan of Distribution pursuant to Rule 12b-1

(n)              Multiple Class Plan pursuant to Rule 18f-3



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